Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Danaos Corp
Entity Central Index Key	0001369241
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	109,604,040
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 55,628	$ 51,362
Restricted cash, current portion	2,821	2,909
Accounts receivable, net	3,741	4,176
Inventories	17,731	16,187
Prepaid expenses	706	1,311
Due from related parties	12,664	9,128
Other current assets	5,382	8,218
Total current assets	98,673	93,291
Fixed assets, net	3,986,138	3,241,951
Advances for vessels under construction		524,286
Deferred charges, net	88,821	99,711
Restricted cash, net of current portion	430
Other non-current assets	37,983	28,865
Total non-current assets	4,113,372	3,894,813
Total assets	4,212,045	3,988,104
CURRENT LIABILITIES
Accounts payable	13,982	15,144
Accrued liabilities	32,894	36,117
Current portion of long-term debt	125,076	41,959
Current portion of vendor financing	57,388	10,857
Unearned revenue	5,447	6,993
Other current liabilities	130,465	120,623
Total current liabilities	365,252	231,693
LONG-TERM LIABILITIES
Long-term debt, net of current portion	3,097,472	2,960,288
Vendor financing, net of current portion	121,754	54,288
Other long-term liabilities	187,263	299,300
Total long-term liabilities	3,406,489	3,313,876
Total liabilities	3,771,741	3,545,569
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2012 and 2011)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2012 and 2011. 109,604,040 and 109,563,799 issued and outstanding as of December 31, 2012 and 2011, respectively)	1,096	1,096
Additional paid-in capital	546,023	545,884
Accumulated other comprehensive loss	(353,271)	(456,105)
Retained earnings	246,456	351,660
Total stockholders' equity	440,304	442,535
Total liabilities and stockholders' equity	$ 4,212,045	$ 3,988,104

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	109,604,040	109,563,799
Common stock, shares outstanding	109,604,040	109,563,799

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
OPERATING REVENUES	$ 589,009	$ 468,101	$ 359,677
OPERATING EXPENSES:
Voyage expenses	(13,503)	(10,765)	(7,928)
Vessel operating expenses	(123,356)	(119,127)	(88,271)
Depreciation	(143,938)	(106,178)	(77,045)
Amortization of deferred drydocking and special survey costs	(6,070)	(5,800)	(7,426)
Impairment loss	(129,630)		(71,509)
General and administrative expenses	(20,379)	(21,028)	(23,255)
Gain on sale of vessels	830		1,916
Income from operations	152,963	205,203	86,159
OTHER INCOME (EXPENSES):
Interest income	1,642	1,304	964
Interest expense	(87,340)	(55,124)	(41,158)
Other finance expenses	(18,107)	(14,581)	(6,055)
Other income/(expenses), net	811	(1,986)	(5,070)
Unrealized and realized losses on derivatives	(155,173)	(121,379)	(137,181)
Total Other Expenses, net	(258,167)	(191,766)	(188,500)
Net (Loss)/Income	(105,204)	13,437	(102,341)
(LOSS)/ EARNINGS PER SHARE
Basic and diluted net (loss)/income per share (in dollars per share)	$ (0.96)	$ 0.12	$ (1.36)
Basic and diluted weighted average number of shares (in shares)	109,612,737	109,045,468	75,435,716
Other Comprehensive (Loss)/Income
Change in fair value of financial instruments qualifying for hedge accounting	40,536	29,766	(94,093)
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(3,511)	(29,745)	(38,031)
Reclassification of unrealized losses/(gains) to earnings	65,809	(19,560)	19,651
Total Other Comprehensive Income/(Loss)	102,834	(19,539)	(112,473)
Comprehensive Loss	$ (2,370)	$ (6,102)	$ (214,814)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Treasury Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings
Balance at Dec. 31, 2009	$ 405,591	$ 546	$ (39)	$ 288,613	$ (324,093)	$ 440,564
Balance (in shares) at Dec. 31, 2009		54,551,000	7,000
Increase (Decrease) in Stockholders' Equity
Net (Loss)/Income	(102,341)					(102,341)
Change in fair value of financial instruments qualifying for hedge accounting	(94,093)				(94,093)
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(38,031)				(38,031)
Reclassification of unrealized losses/(gains) to earnings	19,651				19,651
Treasury stock purchased	(50)		(50)
Treasury stock purchased (in shares)		(12,000)	12,000
Treasury stock distributed			86	(86)
Treasury stock distributed (in shares)		18,000	(18,000)
Issuance of common stock	200,000	540		199,460
Issuance of common stock (in shares)		54,054,000
Stock compensation	1,685			1,685
Balance at Dec. 31, 2010	392,412	1,086	(3)	489,672	(436,566)	338,223
Balance (in shares) at Dec. 31, 2010		108,611,000	1,000
Increase (Decrease) in Stockholders' Equity
Net (Loss)/Income	13,437					13,437
Change in fair value of financial instruments qualifying for hedge accounting	29,766				29,766
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(29,745)				(29,745)
Reclassification of unrealized losses/(gains) to earnings	(19,560)				(19,560)
Treasury stock distributed			3	(3)
Treasury stock distributed (in shares)		1,000	(1,000)
Warrants issued	54,043			54,043
Issuance of common stock		10		(10)
Issuance of common stock (in shares)		952,000
Stock compensation	2,182			2,182
Balance at Dec. 31, 2011	442,535	1,096		545,884	(456,105)	351,660
Balance (in shares) at Dec. 31, 2011		109,564,000
Increase (Decrease) in Stockholders' Equity
Net (Loss)/Income	(105,204)					(105,204)
Change in fair value of financial instruments qualifying for hedge accounting	40,536				40,536
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(3,511)				(3,511)
Reclassification of unrealized losses/(gains) to earnings	65,809				65,809
Issuance of common stock (in shares)		40,000
Stock compensation	139			139
Balance at Dec. 31, 2012	$ 440,304	$ 1,096		$ 546,023	$ (353,271)	$ 246,456
Balance (in shares) at Dec. 31, 2012		109,604,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from operating activities:
Net (loss)/income	$ (105,204)	$ 13,437	$ (102,341)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	143,938	106,178	77,045
Amortization of deferred drydocking and special survey costs	6,070	5,800	7,426
Impairment loss	129,630		71,509
Write off of finance and other costs			1,084
Amortization of finance costs	14,314	9,700	1,340
Exit fees accrued on debt	2,762	1,592
Payments for drydocking and special survey costs deferred	(9,308)	(7,218)	(3,122)
Gain on sale of vessels	(830)		(1,916)
Stock based compensation	139	2,182	1,685
Change in fair value of warrants		2,253
Amortization of deferred realized losses on interest rate swaps	3,524	1,575	473
Unrealized (gain)/loss on derivatives	739	(10,537)	48,406
Realized losses on cash flow hedges deferred in Other Comprehensive Loss	(7,035)	(31,320)	(38,504)
(Increase)/decrease in:
Accounts receivable	435	(64)	(380)
Inventories	(1,544)	(6,269)	(2,265)
Prepaid expenses	605	113	(368)
Due from related parties	(3,536)	1,978	(2,459)
Other assets, current and non-current	(7,338)	(10,352)	(13,857)
Increase/(decrease) in:
Accounts payable	(1,162)	396	4,905
Accrued liabilities	(1,218)	(15,853)	27,544
Unearned revenue	(1,546)	(4,404)	1,857
Other liabilities, current and long-term	3,123	305	730
Net cash provided by operating activities	166,558	59,492	78,792
Cash flows from investing activities:
Vessels under construction and vessels additions	(375,424)	(644,593)	(589,512)
Net proceeds from sale of vessels and deposits received	5,635		1,764
Net cash used in investing activities	(369,789)	(644,593)	(587,748)
Cash flows from financing activities:
Proceeds from long-term debt	266,920	482,286	437,399
Payments on long-term debt	(48,124)	(45,369)	(208,751)
Payments on Vendor financing	(10,857)
Proceeds from equity issuance			200,000
Treasury stock purchased			(50)
Deferred finance costs	(100)	(30,287)	(7,421)
(Increase)/decrease in restricted cash	(342)	(2)	195,564
Net cash provided by financing activities	207,497	406,628	616,741
Net increase/(decrease) in cash and cash equivalents	4,266	(178,473)	107,785
Cash and cash equivalents, beginning of year	51,362	229,835	122,050
Cash and cash equivalents, end of year	55,628	51,362	229,835
Supplementary Cash Flow information
Cash paid for interest, net of capitalized interest	84,847	53,741	38,590
Non-cash capitalized interest on vessels under construction		1,401	8,557
Non-cash other predelivery expenses on vessels under construction		410
Final installments for delivered vessels financed under Vendor Financing arrangement	124,855	65,145
Non-cash deferred financing fees	$ 86	$ 56,519	$ 3,505

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information

        The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The reporting and functional currency of the Company is the United States Dollar.

        Danaos Corporation ("Danaos"), formerly Danaos Holdings Limited, was formed on December 7, 1998 under the laws of Liberia and is presently the sole owner of all outstanding shares of the companies listed below. Danaos Holdings Limited was redomiciled in the Marshall Islands on October 7, 2005. In connection with the redomiciliation, the Company changed its name to Danaos Corporation. On October 14, 2005, the Company filed and the Marshall Islands accepted Amended and Restated Articles of Incorporation. The authorized capital stock of Danaos Corporation is 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01. Refer to Note 22, Stockholders' Equity.

        The Company's vessels operate worldwide, carrying containers for many established charterers.

        The Company's principal business is the acquisition and operation of vessels. Danaos conducts its operations through the vessel owning companies whose principal activity is the ownership and operation of containerships (refer to Note 2, Significant Accounting Policies) that are under the exclusive management of a related party of the Company (refer to Note 14, Related Party Transactions).

        The consolidated financial statements have been prepared to reflect the consolidation of the companies listed below. The historical balance sheets and results of operations of the companies listed below have been reflected in the consolidated balance sheets and consolidated statements of comprehensive income, cash flows and stockholders' equity at and for each period since their respective incorporation dates.

        The consolidated companies are referred to as "Danaos," or "the Company."

        As of December 31, 2012, Danaos consolidated the vessel owning companies (the "Danaos Subsidiaries") listed below, which all own container vessels:

Company	Date of Incorporation	Vessel Name	Year Built	TEU
Seasenator Shipping Ltd.	June 11, 1996	Honour	1989	3,908
Seacaravel Shipping Ltd.	June 11, 1996	Hope	1989	3,908
Appleton Navigation S.A.	May 12, 1998	Komodo	1991	2,917
Geoffrey Shipholding Ltd.	September 22, 1997	Kalamata	1991	2,917
Lacey Navigation Inc.	March 5, 1998	Elbe	1991	2,917
Saratoga Trading S.A.	May 8, 1998	Pride	1988	3,129
Tyron Enterprises S.A.	January 26, 1999	Henry(1)	1986	3,039
Independence Navigation Inc.	October 9, 2002	Independence(1)	1986	3,045
Victory Shipholding Inc.	October 9, 2002	Lotus	1988	3,098
Duke Marine Inc.	April 14, 2003	Duka	1992	4,651
Commodore Marine Inc.	April 14, 2003	Commodore	1992	4,651
Containers Services Inc.	May 30, 2002	Deva	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Oceanew Shipping Ltd.	January 14, 2002	CSCL Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	CSCL America	2004	8,468
Federal Marine Inc.	February 14, 2006	Hyundai Federal	1994	4,651
Karlita Shipping Co. Ltd.	February 27, 2003	CSCL Pusan	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	CSCL Le Havre	2006	9,580
Boxcarrier (No. 6) Corp.	June 27, 2006	Marathonas	1991	4,814
Boxcarrier (No. 7) Corp.	June 27, 2006	Messologi	1991	4,814
Boxcarrier (No. 8) Corp.	November 16, 2006	Mytilini	1991	4,814
Auckland Marine Inc.	January 27, 2005	SNL Colombo	2004	4,300
Seacarriers Services Inc.	June 28, 2005	YM Seattle	2007	4,253
Speedcarrier (No. 1) Corp.	June 28, 2007	Hyundai Vladivostok	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Hyundai Advance	1997	2,200
Speedcarrier (No. 3) Corp.	June 28, 2007	Hyundai Stride	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Hyundai Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Hyundai Sprinter	1997	2,200
Wellington Marine Inc.	January 27, 2005	YM Singapore	2004	4,300
Seacarriers Lines Inc.	June 28, 2005	YM Vancouver	2007	4,253
Speedcarrier (No. 7) Corp.	December 6, 2007	Hyundai Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Hyundai Progress	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Hyundai Bridge	1998	2,200
Bayview Shipping Inc.	March 22, 2006	Zim Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Zim Sao Paolo	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Zim Kingston	2008	4,253
Continent Marine Inc.	March 22, 2006	Zim Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Zim Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere(2)	2009	6,500
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset(2)	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval(2)	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais(2)	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	CMA CGM Racine(2)	2010	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
CellContainer (No. 1) Corp.	March 23, 2007	Hanjin Buenos Aires	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Hanjin Santos	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Hanjin Versailles	2010	3,400
CellContainer (No. 4) Corp.	March 23, 2007	Hanjin Algeciras	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Hanjin Constantza	2011	3,400
CellContainer (No. 6) Corp.	October 31, 2007	Hanjin Germany	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Hanjin Italy	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Hanjin Greece	2011	10,100
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Megacarrier (No. 1) Corp.	September 10, 2007	Hyundai Together	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Hyundai Tenacity	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Hyundai Smart	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Hyundai Speed	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	Hyundai Ambition	2012	13,100
(1)
As of February 13, 2013, the Company sold and delivered the Independence. As of February 8, 2013, the Company entered into an agreement to sell the Henry. Refer to Note 26, Subsequent Events.

(2)
Vessel subject to charterer's option to purchase vessel after first eight years of time charter term for $78.0 million.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

        Principles of Consolidation:    The accompanying consolidated financial statements represent the consolidation of the accounts of the Company and its wholly-owned subsidiaries. The subsidiaries are fully consolidated from the date on which control is obtained by the Company.

        The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. Refer to Note 13, Long-Term Debt, which describes an arrangement under the credit facility with ABN Amro, Lloyds TSB and National Bank of Greece for a variable interest entity.

        Inter-company transaction balances and unrealized gains/(losses) on transactions between the companies are eliminated.

        Use of Estimates:    The preparation of consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

        Foreign Currency Translation:    The functional currency of the Company is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, the Company's wholly-owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of operations. The foreign currency exchange gains/(losses) recognized in the accompanying consolidated statements of comprehensive income for each of the years ended December 31, 2012, 2011 and 2010 were $0.02 million, $(0.1) million and $(0.1) million, respectively.

        Cash and Cash Equivalents:    Cash and cash equivalents consist of interest bearing call deposits, where the Company has instant access to its funds and withdrawals and deposits can be made at any time, as well as time deposits with original maturities of three months or less which are not restricted for use or withdrawal. Cash and cash equivalents of $55.6 million as of December 31, 2012 (December 31, 2011: $51.4 million) comprised cash balances and short term deposits, of which short term time deposits were $9.8 million as of December 31, 2012 and $14.6 million as of December 31, 2011.

        Restricted Cash:    Cash restricted accounts include retention accounts. Certain of the Company's loan agreements require the Company to deposit one-third of quarterly and one-sixth of the semi-annual principal installments and interest installments, respectively, due on the outstanding loan balance monthly in a retention account. On the rollover settlement date, both principal and interest are paid from the retention account. In addition, the Company has a restricted deposit in relation to one of its swaps. Refer to Note 3, Restricted Cash.

        Accounts Receivable, Net:    The amount shown as Accounts Receivable, net, at each balance sheet date includes estimated recoveries from charterers for hire and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts based on the Company's history of write-offs, level of past due accounts based on the contractual term of the receivables and its relationships with and economic status of its customers. Bad debts are written off in the period in which they are identified.

        Insurance Claims:    Insurance claims represent the claimable expenses, net of deductibles, which are expected to be recovered from insurance companies. Any costs to complete the claims are included in accrued liabilities. The Company accounts for the cost of possible additional call amounts under its insurance arrangements in accordance with the accounting guidance for contingencies based on the Company's historical experience and the shipping industry practices. Insurance claims are included in the consolidated balance sheet line item "Other current assets".

        Prepaid Expenses and Inventories:    Prepaid expenses consist mainly of insurance expenses, and inventories consist of bunkers, lubricants and provisions remaining on board the vessels at each period end, which are valued at the lower of cost or market value as determined using the first-in, first-out method. Costs of spare parts are expensed as incurred.

        Financing Costs:    Fees incurred for obtaining new loans and loans that have been accounted for as modified are deferred and amortized over the loans' respective repayment periods using the effective interest rate method. These charges are included in the consolidated balance sheet line item "Deferred Charges, net". The amortization expense associated with deferred financing fees is included in "Other finance expense" on the consolidated Statement of Comprehensive Income.

        Fixed Assets:    Fixed assets consist of vessels. Vessels are stated at cost, less accumulated depreciation. The cost of vessels consists of the contract purchase price and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Otherwise, these expenditures are charged to expense as incurred. Interest costs while under construction are included in vessels' cost.

        Vessels acquired in the secondhand market are treated as a business combination to the extent that such acquisitions include continuing operations and business characteristics such as management agreements, employees and customer base. Otherwise, these are treated as purchase of assets. Where the Company identifies any intangible assets or liabilities associated with the acquisition of a vessel purchased in the secondhand market, the Company records all identified tangible and intangible assets or liabilities at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. The Company has acquired certain vessels in the secondhand market, all of which were considered to be acquisitions of assets.

        Depreciation:    The cost of the Company's vessels is depreciated on a straight-line basis over the vessels' remaining economic useful lives after considering the estimated residual value (refer to Note 4, Fixed Assets, net). Management has estimated the useful life of the Company's vessels to be 30 years from the year built.

        Accounting for Special Survey and Drydocking Costs:    The Company follows the accounting guidance for planned major maintenance activities. Drydocking and special survey costs, which are reported in the balance sheet within "Deferred charges, net", include planned major maintenance and overhaul activities for ongoing certification including the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company follows the deferral method of accounting for special survey and drydocking costs, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey and drydocking, which is two and a half years. If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off.

        The amortization periods reflect the estimated useful economic life of the deferred charge, which is the period between each special survey and drydocking.

        Costs incurred during the drydocking period relating to routine repairs and maintenance are expensed. The unamortized portion of special survey and drydocking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain/(loss) on sale of the vessel.

        Impairment of Long-lived Assets:    The accounting standard for impairment of long-lived assets requires that long-lived assets and certain identifiable intangibles held and used or disposed of by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In the case of long-lived assets held and used, if the future net undiscounted cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value.

        As of December 31, 2012, the Company concluded that events and circumstances triggered the existence of potential impairment of its long-lived assets. These indicators included volatility in the spot market and decline in the vessels' market values, as well as the potential impact the current marketplace may have on its future operations. As a result, the Company performed step one of the impairment assessment of the Company's long-lived assets by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. The Company's strategy is to charter its vessels under multi-year, fixed rate period charters that range from 1 to 18 years for vessels in its current fleet, providing the Company with contracted stable cash flows. The significant factors and assumptions the Company used in its undiscounted projected net operating cash flow analysis included, among others, operating revenues, off-hire revenues, drydocking costs, operating expenses and management fees estimates. Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel as well as the estimated average time charter equivalent rates for the remaining life of the vessel after the completion of its current contract. The estimated daily time charter equivalent rates used for non-contracted revenue days are based on a combination of (i) recent charter market rates, (ii) conditions existing in the containership market as of December 31, 2012 in relation to laid up vessels, (iii) historical average time charter rates, based on publications by independent third party maritime research services, and (iv) estimated future time charter rates, based on publications by independent third party maritime research services that provide such forecasts. Recognizing that the container transportation is cyclical and subject to significant volatility based on factors beyond our control, management believes the use of revenue estimates, based on the combination of factors (i) to (iv) above, to be reasonable as of the reporting date. In addition, the Company used an annual operating expenses escalation factor and estimates of scheduled and unscheduled off-hire revenues based on historical experience. All estimates used and assumptions made were in accordance with the Company's internal budgets and historical experience of the shipping industry.

        The Company's assessment concluded that step two of the impairment analysis was required for certain of its vessels, as the undiscounted projected net operating cash flows of certain vessels did not exceed the carrying value of the respective vessels. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers (on the basis of a commercial transaction between a willing buyer and a willing seller). As of December 31, 2012, the Company recorded an impairment loss of $129.6 million for thirteen of its older vessels, which were either laid up, or on short-term charters.

        Pension and Retirement Benefit Obligations-Crew:    The crew on board the companies' vessels serve in such capacity under short-term contracts (usually up to seven months) and accordingly, the vessel-owning companies are not liable for any pension or post-retirement benefits.

        Accounting for Revenue and Expenses:    Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements, as service is performed. The Company earns revenue from bareboat and time charters. Bareboat and time charters involve placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under a time charter, the daily hire rate includes the crew, lubricants, insurance, spares and stores. Under a bareboat charter, the charterer is provided only with the vessel.

        Voyage Expenses:    Voyage expenses include port and canal charges, bunker (fuel) expenses (bunker costs are normally covered by the Company's charterers, except in certain cases such as vessel re-positioning), address commissions and brokerage commissions. Under multi-year time charters and bareboat charters, such as those on which the Company charters its containerships and under short-term time charters, the charterers bear the voyage expenses other than brokerage and address commissions. As such, voyage expenses represent a relatively small portion of the vessels' overall expenses.

        Vessel Operating Expenses:    Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses for repairs and maintenance, the cost of spares and consumable stores, tonnage taxes and other miscellaneous expenses. Aggregate expenses increase as the size of the Company's fleet increases. Under multi-year time charters, such as those on which the Company chartered 62, 57, 48 containerships in its current fleet as of December 31, 2012, 2011 and 2010, respectively, and under short-term time charters, the Company pays for vessel operating expenses. Under bareboat charters, such as those on which the Company chartered two of the containerships in its fleet as of December 31, 2012, 2011 and 2010, respectively, the Company's charterers bear most vessel operating expenses, including the costs of crewing, insurance, surveys, drydockings, maintenance and repairs.

        General and administrative expenses:    General and administrative expenses include management fees paid to the vessels' manager (refer to Note 14, Related Party Transactions), audit fees, legal fees, board remuneration, executive officers compensation, directors & officers insurance and stock exchange fees.

        Repairs and Maintenance:    All repair and maintenance expenses are charged against income when incurred and are included in vessel operating expenses in the accompanying consolidated statements of comprehensive income.

        Dividends:    Dividends are recorded in the Company's financial statements in the period in which they are declared by the Company's board of directors.

        Segment Reporting:    The Company reports financial information and evaluates its operations by total charter revenues. Although revenue can be identified for different types of charters, management does not identify expenses, profitability or other financial information for different charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it has only one operating and reportable segment.

        Derivative Instruments:    The Company entered into interest rate swap contracts to create economic hedges for its interest rate risks. When such derivatives do not qualify for hedge accounting, the Company presents these financial instruments at their fair value, and recognizes the fair value changes therefrom in the consolidated Statement of Comprehensive Income. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in the fair value of derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income/(loss) (effective portion) and are reclassified to earnings when the hedged transaction is reflected in earnings. If the probability that the forecasted transaction will not occur, the ineffective portion of a derivative's change in fair value is immediately recognized in income.

        At the inception of the transaction, the Company documented the relationship between hedging instruments and hedged items, as well as its risk management objective and the strategy for undertaking various hedging transactions. The Company also documented its assessment, both at the hedge inception and on an ongoing basis, of whether the derivative financial instruments that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

        On July 1, 2012, the Company elected to prospectively de-designate fair value and cash flow interest rate swaps for which it was obtaining hedge accounting treatment due to the compliance burden associated with this accounting policy. As a result, all changes in the fair value of the Company's cash flow interest rate swap agreements were recorded in earnings under "Unrealized and Realized Losses on Derivatives" from the de-designation date forward.

        The Company evaluated whether it is probable that the previously hedged forecasted interest payments are probable to not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments are probable of occurring. Therefore, unrealized gains or losses in accumulated other comprehensive loss associated with the previously designated cash flow interest rate swaps will remain frozen in accumulated other comprehensive loss and recognized in earnings when the interest payments will be recognized. If such interest payments were to be identified as being probable of not occurring, the accumulated other comprehensive loss balance pertaining to these amounts would be reversed through earnings immediately.

        The Company does not use financial instruments for trading or other speculative purposes.

        Earnings/(Loss) Per Share:    The Company has presented net income/(loss) per share for all years presented based on the weighted average number of outstanding shares of common stock of Danaos Corporation at the reported periods. The warrants issued in 2011 were excluded from the diluted (loss)/income per share for the year ended December 31, 2012 and 2011, because they were antidilutive. There are no other dilutive or potentially dilutive securities, accordingly there is no difference between basic and diluted net income per share.

        Equity Compensation Plan:    The Company has adopted an equity compensation plan (the "Plan"), which is generally administered by the compensation committee of the Board of Directors. The Plan allows the plan administrator to grant awards of shares of common stock or the right to receive or purchase shares of common stock to employees, directors or other persons or entities providing significant services to the Company or its subsidiaries. The actual terms of an award will be determined by the plan administrator and set forth in written award agreement with the participant. Any options granted under the Plan will be accounted for in accordance with the accounting guidance for share-based compensation arrangements.

        The aggregate number of shares of common stock for which awards may be granted under the Plan cannot exceed 6% of the number of shares of common stock issued and outstanding at the time any award is granted. Awards made under the Plan that have been forfeited, cancelled or have expired, will not be treated as having been granted for purposes of the preceding sentence. Unless otherwise set forth in an award agreement, any awards outstanding under the Plan will vest immediately upon a "change of control", as defined in the Plan. The Plan will automatically terminate ten years after it has been most recently approved by the Company's stockholders. As of December 12, 2011, the Company granted an aggregate of 555,000 restricted shares of common stock to the officers of the Company. Refer to Note 21, Stock Based Compensation.

        As of April 18, 2008, the Company established the Directors Share Payment Plan ("Directors Plan") under the Plan. The purpose of the Directors Plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company's Common Stock. Each member of the Board of Directors of the Company may participate in the Directors Plan. Pursuant to the terms of the Directors Plan, Directors may elect to receive in Common Stock all or a portion of their compensation. On the last business day of each quarter, the rights of common stock are credited to each Director's Share Payment Account. Following December 31st of each year, the Company will deliver to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. Refer to Note 21, Stock Based Compensation.

        As of April 18, 2008, the Board of Directors and the Compensation Committee approved the Company's ability to provide, from time to time, incentive compensation to the employees of Danaos Shipping Company Limited (the "Manager"), in the form of free shares of the Company's common stock under the Plan. Prior approval is required by the Compensation Committee and the Board of Directors. The plan was effective since December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company's common stock as additional compensation for their services offered during the preceding period. The stock will have no vesting period and the employee will own the stock immediately after grant. The total amount of stock to be granted to employees of the Manager will be at the Company's Board of Directors' discretion only and there will be no contractual obligation for any stock to be granted as part of the employees' compensation package in future periods. Refer to Note 21, Stock Based Compensation.

Recent Accounting Pronouncements:

Fair Value

        In May 2011, the FASB issued new guidance for fair value measurements intended to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amended guidance provides a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The amended guidance changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amended guidance was effective for the Company beginning January 1, 2012. The adoption of the new guidance for fair value measurements had no effect on the Company's consolidated financial statements.

Comprehensive Income

        In February 2013, the FASB issued new guidance for reporting of amounts reclassified out of accumulated other comprehensive income. The amendment requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. The amended guidance was effective for the Company for reporting periods beginning after December 15, 2012. The adoption of the new guidance is not expected to have an effect on the Company's consolidated financial statements.

Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash
Restricted Cash

3. Restricted Cash

        Restricted cash accounts were as follows as at December 31 (in thousands):

	2012	2011
Retention accounts	$2,821	$2,909
Restricted deposits	430	—

Total	$3,251	$2,909

        The Company was required to maintain cash of $2.8 million and $2.9 million as of December 31, 2012 and 2011, respectively, in retention bank accounts as collateral for the upcoming scheduled debt payments of its KEXIM and KEXIM-ABN Amro credit facilities.

        Furthermore, as of December 31, 2012, the Company recorded non-current restricted cash of $0.4 million in relation to one of its swaps following the sale of the Montreal, as based on its Bank Agreement, any sale proceeds should be applied towards the repayment of the respective loan outstanding as well as cash collateral of the outstanding swaps with the respective bank (prorated based on market values).

Fixed Assets, Net	12 Months Ended
Dec. 31, 2012
Fixed Assets, Net
Fixed Assets, Net

4. Fixed Assets, Net

        Vessels' cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2011	$2,629,136	$(355,653)	$2,273,483
Additions	1,074,646	(106,178)	968,468

As of December 31, 2011	$3,703,782	$(461,831)	$3,241,951

Additions	1,022,560	(143,938)	878,622
Disposals	(20,606)	15,801	(4,805)
Impairment loss	(129,630)	—	(129,630)

As of December 31, 2012	$4,576,106	$(589,968)	$3,986,138

i.
On January 26, 2011, the Company took delivery of the newbuilding 3,400 TEU vessel, the Hanjin Algeciras, for a contract price of $55.9 million. The vessel has been deployed on a 10-year time charter with one of the world's major liner companies.

ii.
On March 10, 2011, the Company took delivery of the newbuilding 10,100 TEU vessel, the Hanjin Germany, for a contract price of $145.2 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

iii.
On April 6, 2011, the Company took delivery of the newbuilding 10,100 TEU vessel, the Hanjin Italy, for a contract price of $145.2 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

iv.
On April 15, 2011, the Company took delivery of the newbuilding 3,400 TEU vessel, the Hanjin Constantza, for a contract price of $55.9 million. The vessel has been deployed on a 10-year time charter with one of the world's major liner companies.

v.
On May 4, 2011, the Company took delivery of the newbuilding 10,100 TEU vessel, the Hanjin Greece, for a contract price of $145.2 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

vi.
On July 8, 2011, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Attila, for a contract price of $113.0 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

vii.
On August 22, 2011, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Tancredi, for a contract price of $113.0 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

viii.
On October 26, 2011, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Bianca, for a contract price of $113.0 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

ix.
On December 15, 2011, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Samson, for a contract price of $113.0 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

x.
On February 16, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Together, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

xi.
On February 28, 2012, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Melisande, for a contract price of $117.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

xii.
On March 8, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Tenacity, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

xiii.
On April 27, 2012, the Company sold and delivered the Montreal (ex Hanjin Montreal). The net sale consideration was $5.6 million and the Company recognized a net gain on sale of $0.8 million during the year ended December 31, 2012. Refer to Note 15, Sale of Vessel.

xiv.
On May 3, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Smart, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.
xv.
On June 7, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Speed, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

xvi.
On June 29, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Ambition, for a contract price of $168.5 million. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

        As of December 31, 2012, the Company recorded an impairment loss of $129.6 million in relation to thirteen of its older vessels, which are currently laid up or on short-term charters in the spot market. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. Refer to Note 24, Impairment Loss.

        The residual value (estimated scrap value at the end of the vessels' useful lives) of the fleet was estimated at $431.9 million as of December 31, 2012 and $361.5 million as of December 31, 2011. The Company has calculated the residual value of the vessels taking into consideration the 10 year average and the 5 year average of the scrap. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclicality of the nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.

        The contract price of each newbuilding vessel, as discussed above, excludes any items capitalized during the construction period, such as interest expense and other predelivery expenses, which increase the total cost of each vessel recorded upon delivery under "Fixed Assets, net" in the Consolidated Balance Sheets.

Advances for Vessels under Construction	12 Months Ended
Dec. 31, 2012
Advances for Vessels under Construction
Advances for Vessels under Construction

5. Advances for Vessels under Construction

        a)    Advances for vessels under construction were as follows at December 31 (in thousands):

	2012	2011
Advance payments for vessels	$—	$196,730
Progress payments for vessels	—	288,091
Capitalized interest	—	39,465

Total	$—	$524,286

        As of December 31, 2012, the Company completed its extensive newbuilding program and has taken delivery of all of its vessels under construction.

        b)    Advances for vessels under construction and transfers to vessels' cost as of December 31, 2012 and 2011 were as follows (in thousands):

As of January 1, 2011	$904,421
Additions	693,030
Transfer to vessels' cost	(1,073,165)

As of December 31, 2011	$524,286

Additions	497,661
Transfer to vessels' cost	(1,021,947)

As of December 31, 2012	$—

Deferred Charges, Net	12 Months Ended
Dec. 31, 2012
Deferred Charges, Net
Deferred Charges, Net

6. Deferred Charges, Net

        Deferred charges consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and Other Costs	Total Deferred Charges
As of January 1, 2011	$5,013	$19,679	$24,692
Additions	7,218	83,301	90,519
Amortization	(5,800)	(9,700)	(15,500)

As of December 31, 2011	$6,431	$93,280	$99,711
Additions	9,308	186	9,494
Amortization	(6,070)	(14,314)	(20,384)

As of December 31, 2012	$9,669	$79,152	$88,821

        The Company follows the deferral method of accounting for drydocking and special survey costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey, which is two and a half years. If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Furthermore, when a vessel is drydocked for more than one reporting period, the respective costs are identified and recorded in the period in which they were incurred and not at the conclusion of the drydocking.

        On March 2, 2011, the Company committed to issue 15,000,000 warrants to its lenders under the Bank Agreement and the New Credit Facilities to purchase, solely on a cash-less exercise basis, shares of its common stock. On March 17, 2011, the Company issued 11,213,713 warrants at an initial exercise price of $6.00 per share, which exercise price was increased to $7.00 per share on March 29, 2011 upon the delivery of certain documents, as required by the Sinosure-CEXIM credit facility and related arrangement with Sinosure. On April 1, 2011 and May 23, 2011, the Company issued the remaining 3,711,417 and 74,870 warrants (out of the total of 15,000,000 warrants), respectively, at an exercise price of $7.00 per share. All warrants issued will expire on January 31, 2019. The Company will not receive any cash upon exercise of the warrants as the warrants are only exercisable on a cashless basis. The Company has also registered 8,044,176 warrants (following the request of certain banks) and underlying shares of common stock for resale under the Securities Act.

        The fair value of the warrants as of March 2, 2011 of $51.8 million (the date the Company entered into the warrant agreement) was estimated using the Binominal model and the assumptions used to calculate the fair value were the underlying stock price of $3.45, initial exercise price of $6.00 per share based on the warrant agreement, volatility of 72% based on historical data of the Company's closing share price since its initial public offering, time to expiration based upon the contractual life, short-term (risk-free) interest rate based upon the treasury securities with a similar expected term and no dividends being paid. On March 29, 2011, the exercise price of the warrants was increased to $7.00 per share, in accordance with the warrant agreement, following the delivery of certain documents, as required by the Sinosure-CEXIM credit facility and related arrangement with Sinosure.

        The warrants were considered a liability instrument from March 2, 2011 up to the date the exercise price was fixed to $7.00 per share and were marked to market. On March 29, 2011, the warrants were reclassified from liability to equity since the exercise price was fixed and the warrants met all conditions for classification as equity. Therefore, assuming no changes to the existing warrant agreement, any future changes in the fair value of the warrants subsequent to the amendment date of the exercise price will not be recognized in the financial statements so long as the warrant continues to meet equity classification criteria in future periods. The warrants were considered non-cash fees paid to the Company's lenders and are deferred and will be amortized over the life of the respective facilities in accordance with the effective interest rate method.

        The fair value of the warrants on the amendment date of March 29, 2011 was $54.1 million compared to $51.8 million as of March 2, 2011. The $2.3 million loss arising from the change in the fair value of the warrants from March 2, 2011 to March 29, 2011 was recorded in the consolidated Statement of Comprehensive Income under "Other finance expenses".

Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Current Assets
Other Current Assets

7. Other Current Assets

        Other current assets consisted of the following as at December 31 (in thousands):

	2012	2011
Insurance claims	$545	$4,692
Advances to suppliers and other assets	4,837	3,526

Total	$5,382	$8,218

        Insurance claims, net of applicable deductibles arising from hull and machinery damage or other insured risks, are expected to be fully collected.

Other Non-current Assets	12 Months Ended
Dec. 31, 2012
Other Non-current Assets
Other Non-current Assets

8. Other Non-current Assets

        Other non-current assets consisted of the following as at December 31 (in thousands):

	2012	2011
Fair value of swaps	$2,908	$3,964
Other assets	35,075	24,901

Total	$37,983	$28,865

        On October 30, 2009, the Company agreed with one of its charterers, Zim Integrated Shipping Services Ltd. ("ZIM"), revisions to charterparties for six of its vessels in operation, which keep the original charter terms in place, reducing the cash settlement of each charter hire by 17.5%, for a period ending on December 31, 2012, which becomes a subsequent payment. Each subsequent payment, which accumulates in any financial quarter, is satisfied by callable exchange notes (the "CENs"). CENs were issued by ZIM once per financial quarter at a face value equal to the aggregate amount of such subsequent payments from that financial quarter plus a premium amount (being an amount calculated as if each such subsequent payment had accrued interest at the rate of 6% p.a. from the date when it would have been due under the original charter party until the relevant issue date for the CENs). Unless previously converted at the holder's option into ZIM's common stock (only upon ZIM becoming a publicly listed company) or redeemed partially prior to or in full in cash, on July 1, 2016, ZIM will redeem the CENs at their remaining nominal amount together with the 6% interest accrued up to that date in cash only. In this respect, the Company recorded notes receivable from ZIM in "Other non-current assets" of $33.9 million and $23.5 million as of December 31, 2012 and 2011, respectively. The Company has agreed to ZIM's request to extend this charter hire payment deferral arrangement for a further six months, until June 30, 2013.

        In respect to the fair value of swaps, refer to Note 16b, Financial Instruments—Fair Value Interest Rate Swap Hedges.

Accounts Payable	12 Months Ended
Dec. 31, 2012
Accounts Payable
Accounts Payable

9. Accounts Payable

        Accounts payable consisted of the following as at December 31 (in thousands):

	2012	2011
Suppliers, repairers	$8,995	$12,148
Insurers, agents, brokers	1,373	1,486
Other creditors	3,614	1,510

Total	$13,982	$15,144

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities
Accrued Liabilities

10. Accrued Liabilities

        Accrued liabilities consisted of the following as at December 31 (in thousands):

	2012	2011
Accrued payroll	$969	$1,109
Accrued interest	12,473	10,543
Accrued expenses	19,452	24,465

Total	$32,894	$36,117

        Accrued expenses mainly consisted of accrued realized losses of cash flow interest rate swaps (2012: $15.2 million, 2011: $18.5 million) and other accruals related to the operation of the Company's fleet (2012: $4.3 million, 2011: $6.0 million).

Other Current and Long-term Liabilities	12 Months Ended
Dec. 31, 2012
Other Current and Long-term Liabilities
Other Current and Long-term Liabilities

11. Other Current and Long-term Liabilities

        Other current liabilities consisted of the following as at December 31 (in thousands):

	2012	2011
Fair value of swaps	$130,100	$120,623
Other current liabilities	365	—

Total	$130,465	$120,623

        Other long-term liabilities consisted of the following at December 31 (in thousands):

	2012	2011
Fair value of swaps	$176,948	$291,829
Other long-term liabilities	10,315	7,471

Total	$187,263	$299,300

        Other long-term liabilities mainly consist of $4.8 million and $4.7 million as of December 31, 2012 and 2011, respectively, in relation to deferred fees accrued in accordance with the Bank Agreement (refer to Note 13, Long-Term Debt), which will be cash settled on December 31, 2014 and are recorded at amortized cost.

        In respect to the fair value of swaps, refer to Note 16a, Financial Instruments—Cash Flow Interest Rate Swap Hedges.

Lease Arrangements	12 Months Ended
Dec. 31, 2012
Lease Arrangements
Lease Arrangements

12. Lease Arrangements

  Charters-out

        The future minimum revenue, expected to be earned on non-cancellable time charters with initial terms of one year or more consisted of the following as at December 31, 2012 (in thousands):

2013	$577,023
2014	549,954
2015	547,605
2016	538,845
2017	506,350
2018 and thereafter	2,198,547

Total future revenue	$4,918,324

        Revenues from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future. The off-hire assumptions used relate mainly to drydocking and special survey maintenance carried out approximately every 2.5 years per vessel, or every 5 years for vessels less than 15-years old, and which may last approximately 10 to 15 days.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt.
Long-Term Debt

13. Long-Term Debt

        Long-term debt as of December 31, 2012 and 2011 consisted of the following (in thousands):

Lender	As of December 31, 2012	Current portion	Long-term portion	As of December 31, 2011	Current portion	Long-term portion
The Royal Bank of Scotland	$686,800	$3,771	$683,029	$663,300	$—	$663,300
HSH Nordbank	35,000	6,123	28,877	35,000	—	35,000
The Export-Import Bank of Korea ("KEXIM")	39,311	10,369	28,942	49,679	10,369	39,310
The Export-Import Bank of Korea & ABN Amro	79,359	11,250	68,109	90,609	11,250	79,359
Deutsche Bank	180,000	2,406	177,594	180,000	—	180,000
Credit Agricole	156,800	6,279	150,521	156,800	—	156,800
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	658,160	—	658,160	664,325	—	664,325
Credit Suisse	221,100	6,076	215,024	221,100	—	221,100
ABN Amro-Lloyds TSB-National Bank of Greece	253,200	6,966	246,234	253,200	—	253,200
Commerzbank-Credit Suisse- Credit Agricole	298,500	11,401	287,099	298,500	—	298,500
The Royal Bank of Scotland (New Credit Facility)	100,000	6,069	93,931	57,200	—	57,200
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (New Credit Facility)	123,750	17,727	106,023	70,250	—	70,250
ABN Amro-Lloyds TSB-National Bank of Greece (New Credit Facility)	37,100	5,438	31,662	37,100	—	37,100
Sinosure CEXIM-Citi-ABN Amro Credit Facility	183,060	20,340	162,720	203,400	20,340	183,060
Club Facility (New Credit Facility)	83,900	6,180	77,720	16,780	—	16,780
Citi—Eurobank Credit Facility	80,000	4,681	75,319	—	—	—
Comprehensive Financing Plan exit fee accrued	4,354	—	4,354	1,592	—	1,592
Fair value hedged debt	2,154	—	2,154	3,412	—	3,412

Total long-term debt	$3,222,548	$125,076	$3,097,472	$3,002,247	$41,959	$2,960,288

Hyundai Samho Vendor Financing	$179,142	$57,388	$121,754	$65,145	$10,857	$54,288

        All floating rate loans discussed above are collateralized by first and second preferred mortgages over the vessels financed, general assignment of all hire freights, income and earnings, the assignment of their insurance policies, as well as any proceeds from the sale of mortgaged vessels and the corporate guarantee of Danaos Corporation.

        Maturities of long-term debt for the years subsequent to December 31, 2012 are as follows (in thousands):

	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018	Total principal payments
2013	$104,089	$20,987	$—	$125,076
2014	133,769	25,375	—	159,144
2015	155,317	37,711	—	193,028
2016	183,173	170,927	—	354,100
2017	177,651	170,004	—	347,655
2018 and thereafter	330,338	157,227	1,549,472	2,037,037

Total long-term debt	$1,084,337	$582,231	$1,549,472	$3,216,040

        The maturities of long-term debt for the twelve month periods subsequent to December 31, 2012 are based on the terms of the Bank Agreement, under which the Company is not required to repay any outstanding principal amounts under its existing credit facilities, other than the KEXIM and KEXIM-ABN Amro credit facilities which are not covered by the Bank Agreement, until after May 15, 2013; thereafter until December 31, 2018 it will be required to make quarterly principal payments in fixed amounts. In addition, the Company is required to make an additional payment in such amount that, together with the fixed principal payment, equals a certain percentage of its Actual Free Cash Flow of the preceding financial quarter (as defined below). The table above includes both the fixed payments for which the Company has a contractual obligation, as well as the Company's estimate of the future Actual Free Cash Flows and resulting variable amortization. The last payment due on December 31, 2018, will also include the unamortized remaining principal debt balances, as such amount will be determinable following the fixed and variable amortization.

        Maturities of Hyundai Samho vendor financing for the years subsequent to December 31, 2012, are as follows (in thousands):

2013	$57,388
2014	57,388
2015	46,530
2016	17,836

Total vendor financing	$179,142

        On August 12, 2010, the Company entered into a supplemental agreement which amended the interest rate margin and the financial covenants of its KEXIM-ABN Amro credit facility. Specifically, the financial covenants were aligned with those set forth in the Bank Agreement (see below), effective from June 30, 2010 through June 30, 2012, and the interest rate margin was increased by 0.5 percentage points for the same period. As of February 9, 2012, the Company signed a new supplemental letter extending the terms of the August 12, 2010 supplemental letter through June 30, 2014. The Company's credit facility with KEXIM contains only a collateral coverage ratio covenant.

Bank Agreement

        On January 24, 2011, the Company entered into a definitive agreement, which became effective on March 4, 2011, referred to as the Bank Agreement, that superseded, amended and supplemented the terms of each of the Company's then-existing credit facilities (other than its credit facilities with KEXIM and KEXIM-ABN Amro which are not covered thereby), and provided for, among other things, revised amortization schedules, maturities, interest rates, financial covenants, events of defaults, guarantee and security packages and approximately $425 million of new debt financing. Subject to the terms of the Bank Agreement and the intercreditor agreement (the "Intercreditor Agreement"), which the Company entered into with each of the lenders participating under the Bank Agreement to govern the relationships between the lenders thereunder, under the New Credit Facilities (as described and defined below) and under the Hyundai Samho Vendor Financing described below, the lenders participating thereunder continue to provide the Company's then-existing credit facilities and amended the covenants under the existing credit facilities in accordance with the terms of the Bank Agreement.

        In accordance with the accounting guidance for troubled debt restructuring, the Company's debt did not meet the conditions of troubled debt restructuring as the lenders have not granted a concession. The effective borrowing rate of the restructured debt was higher than the effective borrowing rate of the old debt.

  Interest and Fees

        Under the terms of the Bank Agreement, borrowings under each of the Company's existing credit facilities, other than the KEXIM and KEXIM-ABN Amro credit facilities which are not covered by the Bank Agreement, bear interest at an annual interest rate of LIBOR plus a margin of 1.85%.

        The Company was required to make a margin adjustment fee payment equal to 1.55 percentage points of the applicable balance under its previously existing Aegean Baltic—HSH Nordbank—Piraeus Bank credit facility, calculated for the period from July 1, 2009 to the closing date under the Bank Agreement of March 4, 2011, to the participating lenders who are party to the HSH Facility Agreement. The margin adjustment fees were accrued and recorded as interest expense in the Statement of Comprehensive Income or capitalized into the cost of the vessels under construction. The total amount of $17.6 million was cash settled in March 2011.

        The Company was also required to make a waiver adjustment payment, in respect of prior waivers obtained in 2009 and 2010 (contingent upon the closing of the Bank Agreement), such that each lender under any of the Company's existing credit facilities prior to entry into the Bank Agreement would receive cumulative waiver fees during the preceding period of 0.2% of its existing financing commitments. This fee totaled $2.6 million, was paid in January 2011 and was deferred and will be amortized over the life of the respective credit facilities using the effective interest rate method.

        The Company was also required to pay an amendment fee equal to 0.5% of the outstanding commitments under each existing financing arrangement, or $12.5 million in the aggregate, of which 20% was paid and deferred on the signing of a commitment letter for the Bank Agreement in August 2010, 40% was paid in January 2011 upon the signing of the Bank Agreement and the remaining 40% is due on December 31, 2014. This amendment fee is accrued under the "Other long-term liabilites" in the consolidated balance sheet and is deferred and amortized over the life of the respective credit facilities with the effective interest rate method.

        The Company was also required to pay a fee of 0.25% of the total committed amount contemplated by the August 6, 2010 commitment letter for the Bank Agreement for the period starting from August 6, 2010 up until March 4, 2011 (the effective date of the agreement) and which commitment fee was amended to 0.75% for the period after March 4, 2011, which fees were capitalized in cost of vessels under construction as it related to undrawn committed debt designated for specific newbuildings, and a $4.38 million amendment fee (of which $1.22 million was paid in December 2010 and $3.16 million was paid in January 2011) relating to conditions in respect of the Sinosure-CEXIM credit facility. This amendment fee is deferred and will be amortized over the life of the new debt using the effective interest rate method.

  Principal Payments

        Under the terms of the Bank Agreement, the Company is not required to repay any outstanding principal amounts under its existing credit facilities, other than the KEXIM and KEXIM-ABN Amro credit facilities, which are not covered by the Bank Agreement, until after May 15, 2013; thereafter, the Company will be required to make quarterly principal payments in fixed amounts, in relation to the Company's total debt commitments from the Company's lenders under the Bank Agreement and New Credit Facilities, as specified in the table below:

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2013	—	19,481,395	21,167,103	21,482,169	—	62,130,667
2014	22,722,970	21,942,530	22,490,232	24,654,040	—	91,809,772
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867

Total						786,956,945

*
The Company may elect to make the scheduled payments shown in the above table three months earlier.

        Furthermore, an additional variable payment in such amount that, together with the fixed principal payment (as disclosed above), equals 92.5% of Actual Free Cash Flow for such quarter until the earlier of (x) the date on which the Company's consolidated net leverage is below 6:1 and (y) May 15, 2015; and thereafter through maturity, which will be December 31, 2018 for each covered credit facility, it will be required to make fixed quarterly principal payments in fixed amounts as specified in the Bank Agreement and described above plus an additional payment in such amount that, together with the fixed principal payment, equals 89.5% of Actual Free Cash Flow for such quarter. In addition, any additional amounts of cash and cash equivalents, but during the final principal payment period described above only such additional amounts in excess of the greater of (1) $50 million of accumulated unrestricted cash and cash equivalents and (2) 2% of the Company's consolidated debt, would be applied first to the prepayment of the New Credit Facilities and after the New Credit Facilities are repaid, to the existing credit facilities. The last payment due on December 31, 2018, will also include the unamortized remaining principal debt balances, as such amount will be determinable following the fixed and variable amortization.

        Under the Bank Agreement, "Actual Free Cash Flow" with respect to each credit facility covered thereby is equal to revenue from the vessels collateralizing such facility, less the sum of (a) interest expense under such credit facility, (b) pro-rata portion of payments under its interest rate swap arrangements, (c) interest expense and scheduled amortization under the Hyundai Samho Vendor Financing and (d) per vessel operating expenses and pro rata per vessel allocation of general and administrative expenses (which are not permitted to exceed the relevant budget by more than 20%), plus (e) the pro-rata share of operating cash flow of any Applicable Second Lien Vessel (which will mean, with respect to an existing facility, a vessel with respect to which the participating lenders under such facility have a second lien security interest and the first lien credit facility has been repaid in full).

        Under the terms of the Bank Agreement, the Company continues to be required to make any mandatory prepayments provided for under the terms of its existing credit facilities and is required to make additional prepayments as follows

  •
  50% of the first $300 million of net equity proceeds (including convertible debt and hybrid instruments), excluding the $200 million of net equity proceeds, which was a condition to the Bank Agreement and were received in August 2010 for which there are no specified required uses, after entering into the Bank Agreement and 25% of any additional net equity proceeds; and

  •
  any debt proceeds (after repayment of any underlying secured debt covered by vessels collateralizing the new borrowings) (excluding the New Credit Facilities, the Sinosure-CEXIM Credit Facility and the Hyundai Samho Vendor Financing),

        which amounts would first be applied to repayment of amounts outstanding under the New Credit Facilities and then to the existing credit facilities. Any equity proceeds retained by the Company and not used within 12 months for certain specified purposes would be applied for prepayment of the New Credit Facilities and then to the existing credit facilities. The Company would also be required to prepay the portion of a credit facility attributable to a particular vessel upon the sale or total loss of such vessel; the termination or loss of an existing charter for a vessel, unless replaced within a specified period by a similar charter acceptable to the lenders; or the termination of a newbuilding contract. The Company's respective lenders under its existing credit facilities covered by the Bank Agreement and the New Credit Facilities may, at their option, require the Company to repay in full amounts outstanding under such respective credit facilities, upon a "Change of Control" of the Company, which for these purposes is defined as (i) Dr. Coustas ceasing to be its Chief Executive Officer, (ii) its common stock ceasing to be listed on the NYSE (or Nasdaq or other recognized stock exchange), (iii) a change in the ultimate beneficial ownership of the capital stock of any of its subsidiaries or ultimate control of the voting rights of those shares, (iv) Dr. Coustas and members of his family ceasing to collectively own over one-third of the voting interest in its outstanding capital stock or (v) any other person or group controlling more than 20% of the voting power of its outstanding capital stock.

  Covenants and Events of Defaults

        On January 24, 2011, the Company entered into the Bank Agreement that superseded, amended and supplemented the terms of each of its existing credit facilities (other than its credit facilities with KEXIM and KEXIM-ABN Amro) and provided for, among other things, revised financial covenant levels under such existing credit facilities as described below, with which the Company was in compliance as of December 31, 2012 and 2011.

        Under the Bank Agreement, the financial covenants under each of the Company's existing credit facilities (other than under the KEXIM-ABN Amro credit facility which is not covered thereby, but which has been aligned with those covenants below through June 30, 2014 under the supplemental letter dated August 12, 2010 and amendment thereto dated February 9, 2012 and our KEXIM credit facility, which contains only a collateral coverage covenant of 130%), have been reset to require the Company to:

  •
  maintain a ratio of (i) the market value of all of the vessels in the Company's fleet, on a charter-inclusive basis, plus the net realizable value of any additional collateral, to (ii) the Company's consolidated total debt above specified minimum levels gradually increasing from 90% through December 31, 2011 to 130% from September 30, 2017 through September 30, 2018;

  •
  maintain a minimum ratio of (i) the market value of the nine vessels (Hyundai Smart, Hyundai Speed, Hyundai Ambition, Hyundai Together, Hyundai Tenacity, Hanjin Greece, Hanjin Italy, Hanjin Germany and CMA CGM Rabelais) collateralizing the New Credit Facilities, calculated on a charter-free basis, plus the net realizable value of any additional collateral, to (ii) the Company's aggregate debt outstanding under the New Credit Facilities of 100% from September 30, 2012 through September 30, 2018;

  •
  maintain minimum free consolidated unrestricted cash and cash equivalents, less the amount of the aggregate variable principal amortization amounts, described above, of $30.0 million at the end of each calendar quarter, other than during 2012 when the Company will be required to maintain a minimum amount of $20.0 million;

  •
  ensure that the Company's (i) consolidated total debt less unrestricted cash and cash equivalents to (ii) consolidated EBITDA (defined as net income before interest, gains or losses under any hedging arrangements, tax, depreciation, amortization and any other non-cash item, capital gains or losses realized from the sale of any vessel, finance charges and capital losses on vessel cancellations and before any non-recurring items and excluding any accrued interest due to us but not received on or before the end of the relevant period; provided that non-recurring items excluded from this calculation shall not exceed 5% of EBITDA calculated in this manner) for the last twelve months does not exceed a maximum ratio gradually decreasing from 12:1 on December 31, 2010 to 4.75:1 on September 30, 2018;

  •
  ensure that the ratio of the Company's (i) consolidated EBITDA for the last twelve months to (ii) net interest expense (defined as interest expense (excluding capitalized interest), less interest income, less realized gains on interest rate swaps (excluding capitalized gains) and plus realized losses on interest rate swaps (excluding capitalized losses)) exceeds a minimum level of 1.50:1 through September 30, 2013 and thereafter gradually increasing to 2.80:1 by September 30, 2018; and

  •
  maintain a consolidated market value adjusted net worth (defined as the amount by which the Company's total consolidated assets adjusted for the market value of the Company's vessels in the water less cash and cash equivalents in excess of the Company's debt service requirements exceeds the Company's total consolidated liabilities after excluding the net asset or liability relating to the fair value of derivatives as reflected in the Company's financial statements for the relevant period) of at least $400 million.

        For the purpose of these covenants, the market value of the Company's vessels will be calculated, except as otherwise indicated above, on a charter-inclusive basis (using the present value of the "bareboat-equivalent" time charter income from such charter) so long as a vessel's charter has a remaining duration at the time of valuation of more than 12 months plus the present value of the residual value of the relevant vessel (generally equivalent to the charter free value of such a vessel at the age such vessel would be at the expiration of the existing time charter). The market value for newbuilding vessels, all of which currently have multi-year charters, would equal the lesser of such amount and the newbuilding vessel's book value.

        Under the terms of the Bank Agreement, the existing credit facilities also contain customary events of default, including those relating to cross-defaults to other indebtedness, defaults under its swap agreements, non-compliance with security documents, material adverse changes to its business, a Change of Control as described above, a change in its Chief Executive Officer, its common stock ceasing to be listed on the NYSE (or Nasdaq or another recognized stock exchange), a change in, or breach of the management agreement by the manager for the vessels securing the respective credit facilities and cancellation or amendment of the time charters (unless replaced with a similar time charter with a charterer acceptable to the lenders) for the vessels securing the respective credit facilities.

        Under the terms of the Bank Agreement, the Company generally will not be permitted to incur any further financial indebtedness or provide any new liens or security interests, unless such security is provided for the equal and ratable benefit of each of the lenders party to the Intercreditor Agreement, other than security arising by operation of law or in connection with the refinancing of outstanding indebtedness, with the consent, not to be unreasonably withheld, of all lenders with a lien on the security pledged against such outstanding indebtedness. In addition, the Company would not be permitted to pay cash dividends or repurchase shares of its capital stock unless (i) its consolidated net leverage is below 6:1 for four consecutive quarters and (ii) the ratio of the aggregate market value of its vessels to its outstanding indebtedness exceeds 125% for four consecutive quarters and provided that an event of default has not occurred and the Company is not, and after giving effect to the payment of the dividend, in breach of any covenant.

  Collateral and Guarantees

        Each of the Company's existing credit facilities and swap arrangements, to the extent applicable, continue to be secured by their previous collateral on the same basis, and received, to the extent not previously provided, pledges of the shares of the Company's subsidiaries owning the vessels collateralizing the applicable facilities, cross-guarantees from each subsidiary owning the vessels collateralizing such facilities, assignment of the refund guarantees in relation to any newbuildings funded by such facilities and other customary shipping industry collateral.

New Credit Facilities (Aegean Baltic Bank—HSH Nordbank—Piraeus Bank, RBS, ABN Amro Club facility, Club Facility and Citi-Eurobank)

        On January 24, 2011, the Company entered into agreements for the following new term loan credit facilities ("New Credit Facilities"):

  (i)
  a $123.8 million credit facility provided by HSH, which is secured by the Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais and customary shipping industry collateral related thereto (the $123.8 million amount includes principal commitment of $23.75 million under the Aegean Baltic Bank—HSH Nordbank—Piraeus Bank credit facility already drawn as of December 31, 2010, which was transferred to the new facility upon finalization of the agreement in 2011);

  (ii)
  a $100.0 million credit facility provided by RBS, which is secured by the Hyundai Smart and the Hanjin Greece and customary shipping industry collateral related thereto;

  (iii)
  a $37.1 million credit facility with ABN Amro and lenders participating under the Bank Agreement which is secured by Hanjin Germany and customary shipping industry collateral related thereto;

  (iv)
  a $83.9 million new club credit facility to be provided, on a pro rata basis, by the other existing lenders participating under the Bank Agreement, which is secured by Hyundai Together and Hyundai Tenacity and customary shipping industry collateral related thereto; and

  (v)
  a $80.0 million credit facility with Citibank and Eurobank, which is secured by the Hyundai Ambition and customary shipping industry collateral related thereto ((i)-(v), collectively, the "New Credit Facilities").

        As of December 31, 2012, $424.8 million was outstanding under the above New Credit Facilities and there were no remaining borrowing availability under the remaining credit facilities.

  Interest and Fees

        Borrowings under each of the New Credit Facilities above bear interest at an annual interest rate of LIBOR plus a margin of 1.85%, subject, on and after January 1, 2013, to increases in the applicable margin to: (i) 2.50% if the outstanding indebtedness thereunder exceeds $276 million, (ii) 3.00% if the outstanding indebtedness thereunder exceeds $326 million and (iii) 3.50% if the outstanding indebtedness thereunder exceeds $376 million.

        The Company paid an arrangement fee of 2.00%, or $8.5 million in the aggregate, $3.3 million of which was paid and in August 2010 (the date the commitment letter was entered into) and $5.2 million paid in January 2011, which is deferred and amortized through the statement of comprehensive income over the life of the respective facilities with the effective interest rate method.

        The Company paid a commitment fee of 0.75% per annum payable quarterly in arrears on the committed but undrawn portion of the respective loan. In addition, the Company is required to pay a fee of $10.0 million if it does not repay at least $150.0 million in the aggregate under the New Credit Facilities with equity proceeds by December 31, 2013.

  Principal Payments

        Under the Bank Agreement, the Company is not required to repay any outstanding principal amounts under its New Credit Facilities until after March 31, 2013 and thereafter it will be required to make quarterly principal payments in fixed amounts as specified in the Bank Agreement plus an additional quarterly variable amortization payment, all as described above under "—Bank Agreement—Principal Payments."

  Covenants, Events of Default and Other Terms

        The New Credit Facilities contain substantially the same financial and operating covenants, events of default, dividend restrictions and other terms and conditions as applicable to the Company's existing credit facilities as revised under the Bank Agreement described above.

  Collateral and Guarantees

        The collateral described above relating to the newbuildings being financed by the respective credit facilities, will be (other than in respect of the CMA CGM Rabelais) subject to a limited participation by Hyundai Samho in any enforcement thereof until repayment of the related Hyundai Samho Vendor financing (described below) for such vessels. In addition lenders who participate in the new $83.9 million club credit facility described above received a lien on Hyundai Together and Hyundai Tenacity as additional security in respect of the existing credit facilities the Company has with such lenders. The lenders under the other New Credit Facilities also received a lien on the respective vessels securing such New Credit Facilities as additional collateral in respect of its existing credit facilities and interest rate swap arrangements with such lenders and Citibank and Eurobank also received a second lien on Hyundai Ambition as collateral in respect of its currently unsecured interest rate arrangements with them.

        In addition, Aegean Baltic—HSH Nordbank—Piraeus Bank also received a second lien on the Maersk Deva (ex Bunya Raya Tujuh), the CSCL Europe and the CSCL Pusan as collateral in respect of all borrowings from Aegean Baltic—HSH Nordbank—Piraeus Bank and RBS also received a second lien on the Bunya Raya Tiga, CSCL America (ex MSC Baltic) and the CSCL Le Havre as collateral in respect of all borrrowings from RBS.

        The Company's obligations under the New Credit Facilities are guaranteed by its subsidiaries owning the vessels collateralizing the respective credit facilities. The Company's Manager has also provided an undertaking to continue to provide the Company with management services and to subordinate its rights to the rights of its lenders, the security trustee and applicable hedge counterparties.

Sinosure-CEXIM-Citi-ABN Amro Credit Facility

        On February 21, 2011, the Company entered into a bank agreement with Citibank, acting as agent, ABN Amro and the Export-Import Bank of China ("CEXIM") for a senior secured credit facility (the "Sinosure-CEXIM Credit Facility") of up to $203.4 million, in three tranches each in an amount equal to the lesser of $67.8 million and 60.0% of the contract price for the newbuilding vessels, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson, securing such tranche for post-delivery financing of these vessels. The Company took delivery of the respective vessels in 2011. The China Export & Credit Insurance Corporation, or Sinosure, covers a number of political and commercial risks associated with each tranche of the credit facility.

        As of December 31, 2012, $183.1 million was outstanding under the credit facility and there were no remaining borrowing availability under the remaining credit facility.

  Principal and Interest Payments

        Borrowings under the Sinosure-CEXIM Credit Facility bear interest at an annual interest rate of LIBOR plus a margin of 2.85% payable semi-annually in arrears. Upon entering into the credit facility, the Company became committed to pay a commitment fee of 1.14% on undrawn amounts and it paid an arrangement fee of $4.0 million, as well as a flat fee of $8.8 million to Sinosure for its participation. The Company is required to repay principal amounts drawn under each tranche of the Sinosure-CEXIM Credit Facility in consecutive semi-annual installments over a ten-year period commencing after the delivery of the respective newbuilding being financed by such amount through the final maturity date of the respective tranches and repay the respective tranche in full upon the loss of the respective newbuilding.

  Covenants, Events of Default and Other Terms

        The Sinosure-CEXIM Credit Facility requires the Company to:

  •
  maintain a ratio of total net debt (defined as total liabilities less cash and cash equivalents) to adjusted total consolidated assets (total consolidated assets with market value of vessels replacing book value of vessels less cash and cash equivalents) of no more than 70%;

  •
  maintain a minimum ratio of the market value of the vessel collateralizing a tranche of the facility to debt outstanding under such tranche of 125%;

  •
  maintain minimum free consolidated unrestricted cash and cash equivalents, through February 21, 2014, of $30.0 million, and the higher of $30.0 million and 2% of consolidated total debt thereafter;

  •
  ensure that the ratio of the Company's (i) consolidated EBITDA (defined as net income before interest, gains or losses under any hedging arrangements, tax, depreciation, amortization and any other non-cash item, capital gains or losses realized from the sale of any vessel, financing payments, fees and commissions and capital losses on vessel cancellations and before any non-recurring items) for the last twelve months to (ii) interest expense (defined as the aggregate amount of interest, commission, fees and other finance charges (excluding capitalized interest)) exceeds 2.50:1; and

  •
  maintain a consolidated market value adjusted net worth (defined as the Company's total consolidated assets adjusted for the market value of the Company's vessels less the Company's total consolidated liabilities) of at least $400 million.

        For the purpose of these covenants, the market value of the Company's vessels will be calculated, except as otherwise indicated above, on a charter-inclusive basis (using the present value of the "bareboat-equivalent" time charter income from such charter) so long as a vessel's charter has a remaining duration at the time of valuation of more than six months plus the present value of the residual value of the relevant vessel (generally equivalent to the charter free value of such a vessel at the age such vessel would be at the expiration of the existing time charter). The market value for newbuilding vessels, all of which currently have multi-year charters, would equal the lesser of such amount and the newbuilding vessel's book value.

        The Sinosure-CEXIM credit facility also contains customary events of default, including those relating to cross-defaults to other indebtedness, defaults under its swap agreements, non-compliance with security documents, material adverse changes to its business, a Change of Control as described above, a change in its Chief Executive Officer, its common stock ceasing to be listed on the NYSE (or Nasdaq or another recognized stock exchange), a change in, or breach of the management agreement by, the manager for the mortgaged vessels and cancellation or amendment of the time charters (unless replaced with a similar time charter with a charterer acceptable to the lenders) for the mortgaged vessels.

        The Company will not be permitted to pay cash dividends or repurchase shares of its capital stock unless (i) its consolidated net leverage is below 6:1 for four consecutive quarters and (ii) the ratio of the aggregate market value of its vessels to its outstanding indebtedness exceeds 125% for four consecutive quarters and provided that an event of default has not occurred and the Company is not, and after giving effect to the payment of the dividend is not, in breach of any covenant.

  Collateral

        The Sinosure-CEXIM Credit Facility is secured by customary pre-delivery and post-delivery shipping industry collateral with respect to the newbuilding vessels, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson, securing the respective tranche.

Hyundai Samho Vendor Financing

        The Company entered into an agreement with Hyundai Samho Heavy Industries ("Hyundai Samho") for a financing facility of $190.0 million in respect of eight of its newbuilding containerships built by Hyundai Samho, the Hyundai Speed, the Hyundai Smart, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany, in the form of delayed payment of a portion of the final installment for each such newbuilding.

        Borrowings under this facility bear interest at a fixed interest rate of 8%. The Company will be required to repay principal amounts under this financing facility in six consecutive semi-annual installments commencing one and a half years, in the case of three of the newbuilding vessels being financed, and in seven consecutive semi-annual installments commencing one year, in the case of the other five newbuilding vessels, after the delivery of the respective newbuilding being financed. This financing facility does not require the Company to comply with financial covenants, but contains customary events of default, including those relating to cross-defaults. This financing facility is secured by second priority collateral related to the newbuilding vessels being financed.

Exit Fees

        The Company will be required to pay an Initial Exit Fee of $15.0 million. Furthermore, the Company will be required to pay an Additional Exit Fee of $10.0 million, if it does not repay at least $150.0 million in the aggregate with equity proceeds by December 31, 2013. Both Exit Fees, in the respective proportion to Existing Facilities and New Money Facilities, are payable the earlier of (a) December 31, 2018 and (b) the date on which the respective facilities are repaid in full. The Exit Fees will accrete in the consolidated Statement of Comprehensive Income over the life of the respective facilities (with the effective interest method) and are reported under "Long-term debt, net of current portion" in the consolidated Balance Sheet. The Company has recognized an amount of $4.4 million and $1.6 million as of December 31, 2012 and December 31, 2011, respectively.

Credit Facilities Summary Table

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
Existing Credit Facilities
The Royal Bank of Scotland(2)	$686.8	The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Hyundai Federal (ex APL Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande
Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$658.2	The Elbe, the Kalamata, the Komodo, the Henry, the Commodore (ex Hyundai Commodore), the Hyundai Duke (ex APL Duke), the Independence, the Marathonas, the Messologi, the Mytilini, the Hope, the Honour, the SCI Pride, the Lotus, the Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter
Credit Agricole	$156.8	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$180.0	The Zim Rio Grande, the Zim Sao Paolo and the Zim Kingston
Credit Suisse	$221.1	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Lloyds TSB—National Bank of Greece	$253.2	The YM Colombo (ex SNL Colombo), the YM Seattle, the YM Vancouver and the YM Singapore
Commerzbank—Credit Suisse—Credit Agricole	$298.5	The ZIM Dalian, the Hanjin Santos YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$35.0	The Deva and the Derby D
KEXIM	$39.3	The CSCL Europe and the CSCL America
KEXIM-ABN Amro	$79.3	The CSCL Pusan and the CSCL Le Havre
New Credit Facilities
Aegean Baltic—HSH Nordbank—Piraeus Bank(3)	$123.8	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS(2)	$100.0	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$37.1	The Hanjin Greece
Club Facility	$83.9	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$80.0	The Hyundai Ambition
Sinosure-CEXIM	$183.1	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Vendor Financing
Hyundai Samho	$179.1	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany
(1)
As of December 31, 2012.

(2)
Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.

(3)
Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.

        As of December 31, 2012, there was no remaining borrowing availability under any of the Company's credit facilities.

        In 2008, the Company entered into a credit facility of $253.2 million with ABN Amro (acting as agent), Lloyds TSB and National Bank of Greece in relation to the financing of vessels SNL Colombo, YM Seattle, YM Vancouver and YM Singapore. The structure of this credit facility is such that the group of banks loaned funds of $253.2 million to the Company, which the Company then re-loaned to a newly created entity of the group of banks ("Investor Bank"). With the proceeds, Investor Bank then subscribed for preference shares in Auckland Marine Inc., Seacarriers Services Inc., Seacarriers Lines Inc. and Wellington Marine Inc. (subsidiaries of Danaos Corporation). In addition, four of the Companies' subsidiaries issued a put option in respect of the preference shares. The effect of these transactions is that the Company's subsidiaries are required to pay out fixed preference dividends to the Investor Bank, the Investor Bank is required to pay fixed interest due on the loan from the Company to Investor Bank and finally the Investor Bank is required to pay put option premium on the put options issued in respect of the preference shares.

        The interest payments to the Company by Investor Bank are contingent upon receipt of these preference dividends. In the event these dividends are not paid, the preference dividends will accumulate until such time as there are sufficient cash proceeds to settle all outstanding arrearages. Applying variable interest accounting to this arrangement, the Company has concluded that the Company is the primary beneficiary of Investor Bank and accordingly has consolidated it into the Company's group. Accordingly, as at December 31, 2012, the Consolidated Balance Sheet and Consolidated Statement of Operations includes Investor Bank's net assets of $nil and net income of $nil, respectively, due to elimination on consolidation, of accounts and transactions arising between the Company and the Investor Bank.

        As of December 31, 2012, the Company was in compliance with the covenants under its Bank Agreement and its other credit facilities.

        The weighted average interest rate on long-term borrowings for the years ended December 31, 2012, 2011 and 2010 was 2.7%, 2.5% and 2.7%, respectively.

        Total interest paid during the years ended December 31, 2012, 2011 and 2010 was $90.0 million, $78.4 million and $60.4 million, respectively.

        The total amount of interest cost incurred in 2012 was $91.0 million (2011: $71.2 million, 2010: $65.0 million). The amount of interest expensed in 2012 was $87.3 million (2011: $55.1 million, 2010: $41.2 million) and the amount of interest capitalized in 2012 was $3.7 million (2011: $16.1 million, 2010: $23.8 million).

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

14. Related Party Transactions

        Management Services:    Pursuant to a ship management agreement between each of the vessel owning companies and Danaos Shipping Company Limited (the "Manager"), the Manager acts as the fleet's technical manager responsible for (i) recruiting qualified officers and crews, (ii) managing day to day vessel operations and relationships with charterers, (iii) purchasing of stores, supplies and new equipment for the vessels, (iv) performing general vessel maintenance, reconditioning and repair, including commissioning and supervision of shipyards and subcontractors of drydock facilities required for such work, (v) ensuring regulatory and classification society compliance, (vi) performing operational budgeting and evaluation, (vii) arranging financing for vessels, (viii) providing accounting, treasury and finance services and (ix) providing information technology software and hardware in the support of the Company's processes. The Company's controlling shareholder also controls the Manager.

        On February 8, 2010, the Company signed an addendum to the management contract adjusting the management fees, effective January 1, 2010, to a fee of $675 per day for commercial, chartering and administrative services, a fee of $340 per vessel per day for vessels on bareboat charter and $675 per vessel per day for vessels on time charter. Furthermore, the Manager receives a flat fee of $0.725 million per newbuilding vessel for the supervision of newbuilding contracts. During 2012 and 2011, the management fee levels remained the same as the 2010 fee levels. The Manager also receives a commission on gross freight, charter hire, ballast bonus and demurrage with respect to each vessel in the fleet. On December 16, 2011, the Company signed an addendum to the management contract adjusting the commission of 0.75% on gross freight, charter hire, ballast bonus and demurrage with respect to each vessel in the fleet, effective January 1, 2012, to a commission of 1.0%. In addition, the Manager receives a commission of 0.5% based on the contract price of any vessel bought or sold by the manager on its behalf (excluding newbuildings).

        On December 31, 2012, the Company signed an addendum to the management contract. From January 1, 2013, the Manager will also provide the Company with the services of its executive officers.

        Management fees in 2012 amounted to approximately $15.5 million (2011: $13.5 million, 2010: $11.4 million), which are shown under "General and administrative expenses" on the consolidated statements of comprehensive income. Commissions to Manager in 2012 amounted to approximately $5.9 million (2011: $3.4 million, 2010: $2.6 million), which are shown under "Voyage expenses" on the consolidated Statements of Comprehensive Income.

        The Company pays monthly advances on account of the vessels' operating expenses. These prepaid amounts are presented in the consolidated balance sheet under "Due from related parties" totaling $12.7 million and $9.1 million as of December 31, 2012 and 2011, respectively.

        Dr. John Coustas, the Chief Executive Officer of the Company, is a member of the Board of Directors of The Swedish Club, the primary provider of insurance for the Company, including a substantial portion of its hull & machinery, war risk and protection and indemnity insurance. During the years ended December 31, 2012, 2011 and 2010 the Company paid premiums to The Swedish Club of $10.4 million, $8.7 million and $7.3 million, respectively. As of December 31, 2012 and 2011, the Company did not have any outstanding balance to The Swedish Club.

Taxes	12 Months Ended
Dec. 31, 2012
Taxes
Taxes

15. Taxes

        Under the laws of the countries of the Company's ship owning subsidiaries' incorporation and/or vessels' registration, the Company's ship operating subsidiaries are not subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included in Vessel Operating Expenses in the accompanying consolidated statements of comprehensive income.

        Pursuant to the U.S. Internal Revenue Code (the "Code"), U.S.-source income from the international operation of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations.

        All of the Company's ship-operating subsidiaries satisfy these initial criteria. In addition, these companies must be more than 50% owned by individuals who are residents, as defined, in the countries of incorporation or another foreign country that grants an equivalent exemption to U.S. corporations. These companies also currently satisfy the more than 50% beneficial ownership requirement. In addition, should the beneficial ownership requirement not be met, the management of the Company believes that by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company like the Company, the more than 50% beneficial ownership requirement can also be satisfied based on the trading volume and the anticipated widely-held ownership of the Company's shares, but no assurance can be given that this will remain so in the future, since continued compliance with this rule is subject to factors outside of the Company's control.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
Financial Instruments

16. Financial Instruments

        The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, accounts payable and derivatives.

        Derivative Financial Instruments:    The Company only uses derivatives for economic hedging purposes. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

        Interest Rate Risk:    Interest rate risk arises on bank borrowings. The Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note 13, Long-term Debt.

        Concentration of Credit Risk:    Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, trade accounts receivable and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments, however, the Company limits this exposure by diversifying among counterparties with high credit ratings. The Company depends upon a limited number of customers for a large part of its revenues. Refer to Note 17, Operating Revenue, for further details on revenue from significant clients. Credit risk with respect to trade accounts receivable is generally managed by the selection of customers among the major liner companies in the world and their dispersion across many geographic areas. The Company's maximum exposure to credit risk is mainly limited to the carrying value of its derivative instruments. The Company is not a party to master netting arrangements.

        Fair Value:    The carrying amounts reflected in the accompanying consolidated balance sheets of financial assets and liabilities excluding long-term bank loans approximate their respective fair values due to the short maturity of these instruments. The fair values of long-term floating rate bank loans approximate the recorded values, generally due to their variable interest rates. The fair value of the swap agreements equals the amount that would be paid by the Company to cancel the swaps.

        Interest Rate Swaps:    The off-balance sheet risk in outstanding swap agreements involves both the risk of a counter-party not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with parties that meet stringent qualifications and, given the high level of credit quality of its derivative counter-parties, the Company does not believe it is necessary to obtain collateral arrangements.

  a.    Cash Flow Interest Rate Swap Hedges

        The Company, according to its long-term strategic plan to maintain relative stability in its interest rate exposure, has decided to swap part of its interest expenses from floating to fixed. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to pro-actively and efficiently manage its floating rate exposure.

        These interest rate swaps are designed to economically hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month USD$ LIBOR. According to the Company's Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting, and, accordingly, from that time until June 30, 2012, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item were recognized in the Company's earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps were performed on a quarterly basis until June 30, 2012. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge was recognized initially in stockholders' equity, and recognized to the Statement of Comprehensive Income in the periods when the hedged item affects profit or loss. The change in the fair value of these interest swaps qualifying for hedge accounting for the six months ended June 30, 2012 was $40.5 million and recognized in the Accumulated other comprehensive loss.

        The Company recorded in the consolidated statements of comprehensive income hedge ineffectiveness gains of $1.8 million for the six months ended June 30, 2012 and unrealized gains of $2.2 million in relation to fair value changes of interest rate swaps (not qualifying for hedge accounting) for the six months ended June 30, 2012.

        On July 1, 2012, the Company elected to prospectively de-designate cash flow interest rate swaps for which it was obtaining hedge accounting treatment due to the compliance burden associated with this accounting policy. As a result, all changes in the fair value of the Company's cash flow interest rate swap agreements will be recorded in earnings under "Unrealized and Realized Losses on Derivatives" from the de-designation date forward. The Company recorded in its earnings, unrealized gains from changes in the fair value of the cash flow interest rate swaps, an amount of $62.7 million for the six months ended December 31, 2012.

        The Company evaluated whether the previously hedged forecasted interest payments are probable to not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments are probable of occurring. Therefore, unrealized gains or losses in accumulated other comprehensive loss associated with the previously designated cash flow interest rate swaps will remain frozen in accumulated other comprehensive loss and recognized in earnings when the interest payments will be recognized. If such interest payments were to be identified as being probable of not occurring, the accumulated other comprehensive loss balance pertaining to these amounts would be reversed through earnings immediately. The Company reclassified from Accumulated Other Comprehensive Loss to its earnings unrealized losses of $67.7 million for the six months ended December 31, 2012.

        The interest rate swap agreements converting floating interest rate exposure into fixed, as of December 31, 2012 and 2011 were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)	Floating Rate (Danaos receives)	Fair Value December 31, 2012	Fair Value December 31, 2011
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07% p.a.	USD LIBOR 3M BBA	$(20,759)	$(26,764)
RBS	03/16/2007	3/20/2009	3/20/2014	$200,000	4.922% p.a.	USD LIBOR 3M BBA	$(11,253)	$(18,532)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.855% p.a.	USD LIBOR 3M BBA	$(4,172)	$(7,923)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.875% p.a.	USD LIBOR 3M BBA	$(4,190)	$(7,962)
RBS	12/01/2006	11/28/2008	11/28/2013	$100,000	4.78% p.a.	USD LIBOR 3M BBA	$(4,103)	$(7,779)
HSH Nordbank	12/06/2006	12/8/2009	12/8/2014	$400,000	4.855% p.a.	USD LIBOR 3M BBA	$(34,952)	$(47,139)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124% p.a.	USD LIBOR 3M BBA	$(21,792)	$(27,730)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775% p.a.	USD LIBOR 3M BBA	$(22,116)	$(28,143)
RBS	09/13/2007	10/31/2007	10/31/2012	$500,000	4.745% p.a.	USD LIBOR 3M BBA	$—	$(17,277)
RBS	09/13/2007	9/15/2009	9/15/2014	$200,000	4.9775% p.a.	USD LIBOR 3M BBA	$(15,882)	$(22,604)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07% p.a.	USD LIBOR 3M BBA	$(13,424)	$(15,664)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12% p.a.	USD LIBOR 3M BBA	$(13,523)	$(15,826)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125% p.a.	USD LIBOR 3M BBA	$(25,725)	$(29,584)
CITI	10/23/2007	10/25/2009	10/27/2014	$250,000	4.9975% p.a.	USD LIBOR 3M BBA	$(21,241)	$(29,468)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1% p.a.	USD LIBOR 3M BBA	$(33,273)	$(39,092)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98% p.a.	USD LIBOR 3M BBA	$(13,243)	$(15,370)
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695% p.a.	USD LIBOR 3M BBA	$(26,357)	$(29,579)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755% p.a.	USD LIBOR 3M BBA	$(21,043)	$(26,016)

Total fair value of swaps							$(307,048)	$(412,452)

        The Company recorded in the consolidated statements of comprehensive income hedge ineffectiveness gains/(losses) of $1.8 million, $19.7 million and $(0.6) million for the years ended December 31, 2012, 2011 and 2010, respectively, unrealized gains/(losses) of $64.9 million, $(10.3) million and $(36.5) million in relation to fair value changes of interest rate swaps (not qualifying for hedge accounting) for the years ended December 31, 2012, 2011 and 2010, respectively. Furthermore, deferred realized losses of nil, $(0.2) million and $(8.6) million were reclassified from "Accumulated other comprehensive loss" in the consolidated balance sheets to the consolidated statements of comprehensive income as of and for the years ended December 31, 2012, 2011 and 2010, respectively, as well as $67.7 million unrealized losses were reclassified from Accumulated Other Comprehensive Loss to earnings for the six months ended December 31, 2012 (following the hedge accounting discontinuance as of July 1, 2012). In addition, the Company reclassified from "Accumulated other comprehensive loss" in the consolidated balance sheet to the consolidated statements of comprehensive income an amount of $(4.2) million in the year ended December 31, 2010, in relation to deferred realized losses of cash flow hedges for the HN N-216, the HN N-217 and the HN N-218 following their cancellation.The total fair value change of the interest rate swaps for the years ended December 31, 2012 and 2011, amounted to $105.4 million and $19.5 million, respectively.

        The variable-rate interest on specific borrowings that was associated with vessels under construction was capitalized as a cost of the specific vessels. In accordance with the accounting guidance on derivatives and hedging, the amounts in accumulated other comprehensive income/(loss) related to realized gains or losses on cash flow hedges that have been entered into and qualify for hedge accounting, in order to hedge the variability of that interest, are classified under other comprehensive income/(loss) and are reclassified into earnings over the depreciable life of the constructed asset, since that depreciable life coincides with the amortization period for the capitalized interest cost on the debt. Realized losses on cash flow hedges of $7.0 million, $31.3 million and $38.5 million were recorded in other comprehensive loss for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, an amount of $3.5 million, $1.6 million and $0.5 million was reclassified into earnings for the years ended December 31, 2012, 2011 and 2010, respectively, representing amortization over the depreciable life of the vessels.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(in millions)
Total realized losses	$(159.7)	$(163.8)	$(129.4)
Realized losses deferred in Other Comprehensive Loss	7.0	31.3	38.5

Realized losses expensed in consolidated statements of comprehensive income	(152.7)	(132.5)	(90.9)
Amortization of deferred realized losses	(3.5)	(1.6)	(0.5)
Unrealized gains/(losses)	(0.9)	9.2	(45.7)
Accelerated amortization of deferred realized losses	—	—	(4.2)

Unrealized and realized losses on cash flow interest rate swaps	$(157.1)	$(124.9)	$(141.3)

        The Company was in an over-hedged position under its cash flow interest rate swaps, which was due to deferred progress payments to shipyards, cancellation of three newbuildings in 2010, replacements of variable interest rate debt with a fixed interest rate seller's financing and equity proceeds from the Company's private placement in 2010, all of which reduced initial forecasted variable interest rate debt and resulted in notional cash flow interest rate swaps being above the variable interest rate debt eligible for hedging. Realized losses attributable to the over-hedging position were $19.0 million, $38.9 million and $28.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. The over-hedged position described above was gradually reduced and ultimately eliminated during the second half of 2012, following the delivery of all remaining newbuildings and the full drawdown of all credit facilities.

  b.    Fair Value Interest Rate Swap Hedges

        These interest rate swaps are designed to economically hedge the fair value of the fixed rate loan facilities against fluctuations in the market interest rates by converting the Company's fixed rate loan facilities to floating rate debt. Pursuant to the adoption of the Company's Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as of June 15, 2006, these interest rate swaps qualified for hedge accounting, and, accordingly, from that time until June 30, 2012, hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item were recognized in the Company's earnings. The Company considers its strategic use of interest rate swaps to be a prudent method of managing interest rate sensitivity, as it prevents earnings from being exposed to undue risk posed by changes in interest rates. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps was performed on a quarterly basis, on the financial statement and earnings reporting dates.

        On July 1, 2012, the Company elected to prospectively de-designate fair value interest rate swaps for which it was applying hedge accounting treatment due to the compliance burden associated with this accounting policy. All changes in the fair value of the Company's fair value interest rate swap agreements will continue to be recorded in earnings under "Unrealized and Realized Losses on Derivatives" from the de-designation date forward.

        The Company evaluated whether it is probable that the previously hedged forecasted interest payments will not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments continue to be probable of occurring. Therefore, the fair value of the hedged item associated with the previously designated fair value interest rate swaps will be frozen and recognized in earnings when the interest payments are recognized. If such interest payments were to be identified as being probable of not occurring, the fair value of hedged debt balance pertaining to these amounts would be reversed through earnings immediately.

        The interest rate swap agreements converting fixed interest rate exposure into floating, as of December 31, 2012 and 2011, were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)	Floating Rate (Danaos pays)	Fair Value December 31, 2012	Fair Value December 31, 2011
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$1,390	$1,917
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	$1,518	$2,047

Total fair value							$2,908	$3,964

        The total fair value change of the interest rate swaps for the years ended December 31, 2012, 2011 and 2010, amounted to $(1.1) million, $(0.5) million and $0.7 million, respectively, and is included in the consolidated statement of comprehensive income in "Unrealized and realized losses on derivatives". The related asset of $2.9 million and $4.0 million as of December 31, 2012 and 2011, respectively, is shown under "Other non-current assets" in the consolidated balance sheet.

        The total fair value change of the underlying hedged debt for the period from January 1, 2012 until June 30, 2012, was $0.9 million gain and for the years ended December 31, 2011 and 2010, amounted to $1.8 million and $0.8 million, respectively, and is included in the consolidated statement of comprehensive income in "Unrealized and realized losses on derivatives". The related liability of the fair value hedged debt of $2.2 million and $3.4 million is shown under "Long-term Debt" in the consolidated balance sheet as of December 31, 2012 and 2011, respectively. The net ineffectiveness for the six months ended June 30, 2012, amounted to $0.5 million gain (on July 1, 2012, the Company elected to prospectively de-designate hedge accounting) and for the years ended December 31, 2011 and 2010, amounted to $1.3 million and $1.5 million, respectively, and is shown in the consolidated Statement of Comprehensive Income in "Unrealized and realized losses on derivatives". The Company reclassified from "Long-term debt, net of current portion", where its fair value of hedged item is recorded, to its earnings unrealized losses of $0.3 million for the six months ended December 31, 2012 (following the hedge accounting discontinuance as of July 1, 2012).

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(in millions)
Unrealized gains/(losses) on swap asset	$(1.1)	$(0.5)	$0.7
Unrealized gains/(losses) on fair value of hedged debt	0.6	1.0	(0.2)
Amortization of fair value of hedged debt	0.3	0.8	1.0
Reclassification of fair value of hedged debt to Statement of Comprehensive Income	0.3	—	—
Realized gains	1.8	2.2	2.6

Unrealized and realized losses on fair value interest rate swaps	$1.9	$3.5	$4.1

  c.    Fair Value of Financial Instruments

        The following tables present the Company's assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

	Fair Value Measurements as of December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$2,908	$—	$2,908	$—
Liabilities
Interest rate swap contracts	$307,048	$—	$307,048	$—

	Fair Value Measurements as of December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$3,964	$—	$3,964	$—
Liabilities
Interest rate swap contracts	$412,452	$—	$412,452	$—

        Interest rate swap contracts are measured at fair value on a recurring basis. Fair value is determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Such instruments are typically classified within Level 2 of the fair value hierarchy. The fair values of the interest rate swap contracts have been calculated by discounting the projected future cash flows of both the fixed rate and variable rate interest payments. Projected interest payments are calculated using the appropriate prevailing market forward rates and are discounted using the zero-coupon curve derived from the swap yield curve. Refer to Note 16(a)-(b) above for further information on the Company's interest rate swap contracts.

        The Company is exposed to credit-related losses in the event of nonperformance of its counterparties in relation to these financial instruments. As of December 31, 2012 and 2011, these financial instruments are in the counterparties' favor. The Company has considered its risk of non-performance and of its counterparties in accordance with the relevant guidance of fair value accounting. The Company performs evaluations of its counterparties for credit risk through ongoing monitoring of their financial health and risk profiles to identify risk or changes in their credit ratings.

        The estimated fair values of the Company's financial instruments are as follows:

	As of December 31, 2012		As of December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$55,628	$55,628	$51,362	$51,362
Restricted cash	$3,251	$3,251	$2,909	$2,909
Accounts receivable, net	$3,741	$3,741	$4,176	$4,176
Due from related parties	$12,664	$12,664	$9,128	$9,128
Notes receivable from ZIM	$33,899	$34,071	$23,538	$23,847
Accounts payable	$13,982	$13,982	$15,144	$15,144
Accrued liabilities	$32,894	$32,894	$36,117	$36,117
Long-term debt, including current portion	$3,222,548	$3,223,337	$3,002,247	$3,002,247
Vendor financing, including current portion	$179,142	$179,500	$65,145	$65,034

        The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Notes receivable from ZIM(1)	$34,071	$—	$34,071	$—
Long-term debt, including current portion(2)	$3,223,337	$—	$3,223,337	$—
Vendor financing, including current portion(3)	$179,500	$—	$179,500	$—
Accrued liabilities(4)	$32,894	$—	$32,894	$—

	Fair Value Measurements as of December 31, 2011
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Notes receivable from ZIM(1)	$23,847	$—	$23,847	$—
Long-term debt, including current portion(2)	$3,002,247	$—	$3,002,247	$—
Vendor financing, including current portion(3)	$65,034	$—	$65,034	$—
Accrued liabilities(4)	$36,117	$—	$36,117	$—
(1)
The fair value is estimated based on currently available information on the Company's counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)
The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(3)
The fair value of the Company's Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(4)
The fair value of the Company's accrued liabilities, which mainly consists of accrued interest on our credit facilities and accrued realized losses on our cash flow interest rate swaps, is estimated based on currently available debt and swap agreements with similar contract terms, interest rates and remaining maturities, as well as taking into account our creditworthiness.

        The Company's nonfinancial items measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Vessels, net	$98.5	$—	$98.5	$—

        The Company recorded an impairment loss of $129.6 million on thirteen of its older vessels as of December 31, 2012, thus reducing the vessels' carrying value at December 31, 2012 from $228.1 million to $98.5 million. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. Refer to Note 24, Impairment Loss.

Operating Revenue	12 Months Ended
Dec. 31, 2012
Operating Revenue
Operating Revenue

17. Operating Revenue

        Operating revenue from significant customers (constituting more than 10% of total revenue) for the years ended December 31, were as follows:

Charterer	2012	2011	2010
HMM Korea	24%	15%	19%
CMA CGM	24%	17%	17%
Hanjin	17%	18%	Under 10%
YML	10%	14%	17%
ZIM	Under 10%	11%	14%
CSCL	Under 10%	10%	13%

Operating Revenue by Geographic Location	12 Months Ended
Dec. 31, 2012
Operating Revenue by Geographic Location
Operating Revenue by Geographic Location

18. Operating Revenue by Geographic Location

        Operating revenue by geographic location for the years ended December 31, was as follows (in thousands):

Continent	2012	2011	2010
Australia—Asia	$403,697	$329,300	$258,995
Europe	185,312	138,801	100,682

Total Revenue	$589,009	$468,101	$359,677

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

19. Commitments and Contingencies

Commitments

        As of December 31, 2012, the Company completed its extensive newbuilding program and has taken delivery of all of its vessels under construction. As of December 31, 2011, the Company had outstanding commitments of $482.5 million for the construction of container vessels.

Contingencies

        During 2004, the Company entered into a structured finance transaction involving six vessels in its fleet (including two vessels then under construction) whereby such vessels were acquired by separate partnerships formed by a subsidiary of Lloyds Bank ("Lloyds") together with Allco Finance Limited, a U.K.-based financing company, and Allco Finance UK Limited, a U.K.-based financing company, which then agreed to lease the vessels to the Company. In 2008, the Company exercised its right, pursuant to the terms of these arrangements, as restructured in October 2007, to have its wholly owned subsidiaries replace the partnerships as direct owners of these six vessels. As part of the 2007 restructuring, the Company agreed to indemnify the counterparties for up to 90% of any resulting tax liabilities, plus tax gross-up payments if applicable, in the event Lloyds tax treatment of the transactions were challenged by the tax authorities.

        Lloyds Bank had informed the Company that the U.K. tax authority, Her Majesty's Revenue and Customs ("HMRC"), had been investigating and had challenged the tax position of the Partnerships formed by its subsidiary and the Allco entities relating to the six vessels. Lloyds Bank had preliminarily indicated to the Company that an unfavourable tax assessment by HMRC and a subsequent unsuccessful litigation of such tax assessment could potentially trigger an indemnification claim of up to £72.8 million and that it believed that the matter could be resolved without litigation with an indemnification payment by the Company of £13.0 million. Following the conclusion of HMRC's investigation, which determined that no tax is payable in relation to these transactions, on February 6, 2013, Lloyds provided the Company with a full contractual release from the indemnity that the Company had provided (for up to 90% of any tax liabilities), therefore the Company no longer has any contingent liability related to these transactions.

        On November 22, 2010, a purported Company shareholder filed a derivative complaint in the High Court of the Republic of the Marshall Islands. The derivative complaint names as defendants seven of the eight members of the Company's board of directors at the time the complaint was filed. The derivative complaint challenges the amendments in 2009 and 2010 to the Company's management agreement with Danaos Shipping and certain aspects of the sale of common stock in August 2010. The complaint includes counts for breach of fiduciary duty and unjust enrichment. On February 11, 2011, the Company filed a motion to dismiss the Complaint. After briefing was completed, the Court heard oral argument on October 26, 2011. On December 21, 2011, the Court granted the Company's motion to dismiss but gave the plaintiff leave to file an amended complaint. Plaintiff filed the amended complaint on January 30, 2012. The amended complaint names the same parties and bases its claims on the same transactions. The Company has moved to dismiss the amended complaint and completed briefing on that motion on July 16, 2012. A hearing on the Company's motion to dismiss is set for April 23, 2013. In the opinion of management, the disposition of this lawsuit is not expected to have a material effect on the Company's results of operations, financial position and cash flows.

        Other than as described above, there are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company's business.

Sale of Vessels	12 Months Ended
Dec. 31, 2012
Sale of Vessels
Sale of Vessels

20. Sale of Vessels

        The "Gain on sale of vessels" of $0.8 million for the year ended December 31, 2012, reflects the sale of Montreal (ex Hanjin Montreal), on April 27, 2012. The net sale consideration was $5.6 million. The Company realized a net gain on this sale of $0.8 million. The Montreal (ex Hanjin Montreal) was 28 years old and was generating revenue under its time charter, which expired on March 31, 2012 (refer to Note 4, Fixed Assets, net).

        No vessels were sold by the Company in 2011.

        The "Gain on sale of vessels" of $1.9 million for the period ended December 31, 2010, reflects the sale of MSC Eagle, on January 22, 2010. The net sale consideration was $4.1 million. The Company realized a net gain on this sale of $1.9 million. The MSC Eagle was over 30-years old and was generating revenue under its time charter, which expired in early January 2010. In December 2009, the Company received an advance payment of 50% of the sale consideration as security for the execution of the agreement.

Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Stock Based Compensation
Stock Based Compensation

21. Stock Based Compensation

        As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of the Manager's employees with its shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares under its 2006 equity compensation plan to certain employees of the Manager of the Company's common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company's common stock as additional compensation for their services offered during the preceding period. The stock will have no vesting period and the employee will own the stock immediately after grant. The total amount of stock to be granted to employees of the Manager will be at the Company's Board of Directors' discretion only and there will be no contractual obligation for any stock to be granted as part of the employees' compensation package in future periods. As of December 12, 2012, the Company granted 35,101 shares to certain employees of the Manager and recorded in "General and Administrative Expenses" an expense of $0.1 million representing the fair value of the stock granted as at the date of grant. The Company will issue the 35,101 shares of common stock in the remainder of 2013 to be distributed to the employees of the Manager in settlement of the shares granted in 2012. As of December 12, 2011, the Company granted 18,650 shares to certain employees of the Manager and recorded in "General and Administrative Expenses" an expense of $0.1 million representing the fair value of the stock granted as at the date of grant. The Company issued 18,041 new shares of common stock in 2012, as well as 559 new shares of common stock in January 2013 and will issue the remaining 50 shares of common stock in 2013 to be distributed to the employees of the Manager in settlement of the shares granted in 2011.

        The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company's Common Stock. The plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, Directors may elect to receive in Common Stock all or a portion of their compensation. During 2012, one director elected to receive in Company shares 50% of his compensation and one director elected to receive in Company shares 100% of his compensation only for the first quarter of 2012. During 2011, one director elected to receive in Company shares 50% of his compensation and one director elected to receive in Company shares 100% of his compensation. On the last business day of each quarter of 2012 and 2011, rights to receive 13,613 and 22,200 shares in aggregate for the years ended December 31, 2012 and 2011, respectively, were credited to the Director's Share Payment Account. As of December 31, 2012 and 2011, respectively, $0.05 and $0.1 million were reported in "Additional Paid-in Capital" in respect of these rights. Following December 31 of each year, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. The Company issued 13,613 new shares of common stock in 2013, which were distributed to its directors in settlement of the shares granted in 2012 (refer to Note 26, Subsequent Events).

        As of December 12, 2011, the Company granted an aggregate of 555,000 restricted shares of common stock to the executive officers of the Company, and recorded in "General and Administrative Expenses" an expense of $2.0 million, representing the fair value of the stock granted as at the date of grant.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity
Stockholders' Equity

22. Stockholders' Equity

        As of December 31, 2012 and 2011, the shares issued and outstanding were 109,604,040 and 109,563,799, respectively. Under the Articles of Incorporation as amended on September 18, 2009, the Company's authorized capital stock consists of 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01.

        During 2012, the Company issued 40,241 shares of common stock, all of which were newly issued shares, to the employees of the Manager and the directors of the Company (refer to Note 21, Stock Based Compensation). During 2011, the Company issued 952,878 shares of common stock, of which 952,244 were newly issued shares and 634 were treasury shares, to the employees of the Manager, the directors of the Company and the Company's executive officers (refer to Note 21, Stock Based Compensation).

        During 2012 and 2011, the Company did not declare any dividends. In addition, under the terms of the Bank Agreement (Refer to Note 13, Long-term Debt) the Company is not permitted to pay cash dividends or repurchase shares of its capital stock unless (i) its consolidated net leverage is below 6:1 for four consecutive quarters and (ii) the ratio of the aggregate market value of its vessels to its outstanding indebtedness exceeds 125% for four consecutive quarters and provided that an event of default has not occurred and the Company is not, and after giving effect to the payment of the dividend, in breach of any covenant.

        In 2011, the Company issued 15.0 million warrants, for no additional consideration, to its existing lenders participating in the Bank Agreement covering the Company's existing credit facilities and certain new credit facilities, entitling such lenders to purchase, solely on a cash-less exercise basis, additional shares of its common stock, at an exercise price of $7.00 per share. The Company has also agreed to register the warrants and underlying common stock for resale under the Securities Act, and registered 8,044,176 warrants and underlying shares in 2011. Refer to Note 6, "Deferred charges, net".

(Loss)/Earnings per Share	12 Months Ended
Dec. 31, 2012
(Loss)/Earnings per Share
(Loss)/Earnings per Share

23. (Loss)/Earnings per Share

        The following table sets forth the computation of basic and diluted earnings/(losses) per share for the years ended December 31 (in thousands):

	2012	2011	2010
Numerator:
Net (loss)/income	$(105,204)	$13,437	$(102,341)
Denominator (number of shares):
Basic and diluted weighted average ordinary shares outstanding	109,612.7	109,045.5	75,435.7

        The warrants issued in 2011 were excluded from the diluted Earnings/(losses) per Share for the years ended December 31, 2012 and 2011, because they were antidilutive.

Impairment Loss	12 Months Ended
Dec. 31, 2012
Impairment Loss
Impairment Loss

24. Impairment Loss

        As of December 31, 2012, the Company concluded that events and circumstances triggered the existence of potential impairment of its long-lived assets. These indicators included volatility in the spot market and decline in the vessels' market values, as well as the potential impact the current marketplace may have on its future operations. As a result, the Company performed step one of the impairment assessment of the Company's long-lived assets by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. The Company's assessment concluded that step two of the impairment analysis was required for certain of its vessels, as the undiscounted projected net operating cash flows of certain vessels did not exceeded the carrying value of the respective vessels. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. As of December 31, 2012, the Company recorded an impairment loss of $129.6 million for thirteen of its older vessels, which were either laid up, or on short-term charters in the spot market.

        No impairment loss was recorded in 2011.

        On March 31, 2010, the Company expected to enter into an agreement with Hanjin Heavy Industries & Construction Co. Ltd. to cancel three 6,500 TEU newbuilding containerships, the HN N-216, the HN N-217 and the HN N-218, initially expected to be delivered in the first half of 2012, and recorded an impairment loss of $71.5 million consisting of cash advances of $64.35 million paid to the shipyard and $7.16 million of interest capitalized and other predelivery capital expenditures paid in relation to the construction of the respective newbuildings. On May 25, 2010, the Company signed the cancellation agreement.

Other income/(expenses), net	12 Months Ended
Dec. 31, 2012
Other income/(expenses), net
Other income/(expenses), net

25. Other income/(expenses), net

        Other income/(expenses), net, of $0.8 million in 2012 consisted of various other non-operating items.

        Other income/(expenses), net, of $(2.0) million in 2011 mainly consisted of legal and advisory expenses of $(2.3) million (attributed to fees related to preparing and structuring the comprehensive financing plan of the Company), which were partially offset by $0.3 million income in relation to other non-operating items.

        Other income/(expenses), net, of $(5.1) million in 2010 mainly consisted of legal and advisory expenses of $18.0 million (attributed to fees related to preparing and structuring the Comprehensive Financing Plan of the Company), which were partially offset by $12.6 million income in relation to an agreement entered into with the charterer of the three newbuildings cancelled on May 25, 2010, in consideration for the termination of the respective charter parties.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

26. Subsequent Events

        On February 13, 2013, the Company sold and delivered the Independence. The gross sale consideration was $7.0 million. The Independence was 26 years old and laid up as of December 31, 2012.

        On February 8, 2013, the Company entered into an agreement to sell the Henry and delivered the vessel to the buyers on February 28, 2013. The gross sale consideration was $6.1 million.

        Between January 1, 2013 and February 28, 2013, the Company issued 14,172 new shares of common stock, to the employees of the Manager and directors of the Company and the Company has agreed to issue in 2013 an additional 35,151 shares of common stock to employees of the Manager, 35,101 shares in respect of grants made in 2012 and 50 shares in respect of grants made in 2011, as described in Note 21, Stock Based Compensation.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation:    The accompanying consolidated financial statements represent the consolidation of the accounts of the Company and its wholly-owned subsidiaries. The subsidiaries are fully consolidated from the date on which control is obtained by the Company.

        The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. Refer to Note 13, Long-Term Debt, which describes an arrangement under the credit facility with ABN Amro, Lloyds TSB and National Bank of Greece for a variable interest entity.

        Inter-company transaction balances and unrealized gains/(losses) on transactions between the companies are eliminated.

Use of Estimates
 Use of Estimates:    The preparation of consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Foreign Currency Translation
Foreign Currency Translation:    The functional currency of the Company is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, the Company's wholly-owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of operations. The foreign currency exchange gains/(losses) recognized in the accompanying consolidated statements of comprehensive income for each of the years ended December 31, 2012, 2011 and 2010 were $0.02 million, $(0.1) million and $(0.1) million, respectively.

Cash and Cash Equivalents
Cash and Cash Equivalents:    Cash and cash equivalents consist of interest bearing call deposits, where the Company has instant access to its funds and withdrawals and deposits can be made at any time, as well as time deposits with original maturities of three months or less which are not restricted for use or withdrawal. Cash and cash equivalents of $55.6 million as of December 31, 2012 (December 31, 2011: $51.4 million) comprised cash balances and short term deposits, of which short term time deposits were $9.8 million as of December 31, 2012 and $14.6 million as of December 31, 2011.

Restricted Cash
Restricted Cash:    Cash restricted accounts include retention accounts. Certain of the Company's loan agreements require the Company to deposit one-third of quarterly and one-sixth of the semi-annual principal installments and interest installments, respectively, due on the outstanding loan balance monthly in a retention account. On the rollover settlement date, both principal and interest are paid from the retention account. In addition, the Company has a restricted deposit in relation to one of its swaps. Refer to Note 3, Restricted Cash.

Accounts Receivable, Net
 Accounts Receivable, Net:    The amount shown as Accounts Receivable, net, at each balance sheet date includes estimated recoveries from charterers for hire and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts based on the Company's history of write-offs, level of past due accounts based on the contractual term of the receivables and its relationships with and economic status of its customers. Bad debts are written off in the period in which they are identified.

Insurance Claims
Insurance Claims:    Insurance claims represent the claimable expenses, net of deductibles, which are expected to be recovered from insurance companies. Any costs to complete the claims are included in accrued liabilities. The Company accounts for the cost of possible additional call amounts under its insurance arrangements in accordance with the accounting guidance for contingencies based on the Company's historical experience and the shipping industry practices. Insurance claims are included in the consolidated balance sheet line item "Other current assets".

Prepaid Expenses and Inventories
Prepaid Expenses and Inventories:    Prepaid expenses consist mainly of insurance expenses, and inventories consist of bunkers, lubricants and provisions remaining on board the vessels at each period end, which are valued at the lower of cost or market value as determined using the first-in, first-out method. Costs of spare parts are expensed as incurred.

Financing Costs
Financing Costs:    Fees incurred for obtaining new loans and loans that have been accounted for as modified are deferred and amortized over the loans' respective repayment periods using the effective interest rate method. These charges are included in the consolidated balance sheet line item "Deferred Charges, net". The amortization expense associated with deferred financing fees is included in "Other finance expense" on the consolidated Statement of Comprehensive Income.

Fixed Assets and Depreciation

Fixed Assets:    Fixed assets consist of vessels. Vessels are stated at cost, less accumulated depreciation. The cost of vessels consists of the contract purchase price and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Otherwise, these expenditures are charged to expense as incurred. Interest costs while under construction are included in vessels' cost.

        Vessels acquired in the secondhand market are treated as a business combination to the extent that such acquisitions include continuing operations and business characteristics such as management agreements, employees and customer base. Otherwise, these are treated as purchase of assets. Where the Company identifies any intangible assets or liabilities associated with the acquisition of a vessel purchased in the secondhand market, the Company records all identified tangible and intangible assets or liabilities at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. The Company has acquired certain vessels in the secondhand market, all of which were considered to be acquisitions of assets.

        Depreciation:    The cost of the Company's vessels is depreciated on a straight-line basis over the vessels' remaining economic useful lives after considering the estimated residual value (refer to Note 4, Fixed Assets, net). Management has estimated the useful life of the Company's vessels to be 30 years from the year built.

Accounting for Special Survey and Drydocking Costs

 Accounting for Special Survey and Drydocking Costs:    The Company follows the accounting guidance for planned major maintenance activities. Drydocking and special survey costs, which are reported in the balance sheet within "Deferred charges, net", include planned major maintenance and overhaul activities for ongoing certification including the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company follows the deferral method of accounting for special survey and drydocking costs, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey and drydocking, which is two and a half years. If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off.

        The amortization periods reflect the estimated useful economic life of the deferred charge, which is the period between each special survey and drydocking.

        Costs incurred during the drydocking period relating to routine repairs and maintenance are expensed. The unamortized portion of special survey and drydocking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain/(loss) on sale of the vessel.

Impairment of Long-lived Assets

Impairment of Long-lived Assets:    The accounting standard for impairment of long-lived assets requires that long-lived assets and certain identifiable intangibles held and used or disposed of by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In the case of long-lived assets held and used, if the future net undiscounted cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value.

        As of December 31, 2012, the Company concluded that events and circumstances triggered the existence of potential impairment of its long-lived assets. These indicators included volatility in the spot market and decline in the vessels' market values, as well as the potential impact the current marketplace may have on its future operations. As a result, the Company performed step one of the impairment assessment of the Company's long-lived assets by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. The Company's strategy is to charter its vessels under multi-year, fixed rate period charters that range from 1 to 18 years for vessels in its current fleet, providing the Company with contracted stable cash flows. The significant factors and assumptions the Company used in its undiscounted projected net operating cash flow analysis included, among others, operating revenues, off-hire revenues, drydocking costs, operating expenses and management fees estimates. Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel as well as the estimated average time charter equivalent rates for the remaining life of the vessel after the completion of its current contract. The estimated daily time charter equivalent rates used for non-contracted revenue days are based on a combination of (i) recent charter market rates, (ii) conditions existing in the containership market as of December 31, 2012 in relation to laid up vessels, (iii) historical average time charter rates, based on publications by independent third party maritime research services, and (iv) estimated future time charter rates, based on publications by independent third party maritime research services that provide such forecasts. Recognizing that the container transportation is cyclical and subject to significant volatility based on factors beyond our control, management believes the use of revenue estimates, based on the combination of factors (i) to (iv) above, to be reasonable as of the reporting date. In addition, the Company used an annual operating expenses escalation factor and estimates of scheduled and unscheduled off-hire revenues based on historical experience. All estimates used and assumptions made were in accordance with the Company's internal budgets and historical experience of the shipping industry.

        The Company's assessment concluded that step two of the impairment analysis was required for certain of its vessels, as the undiscounted projected net operating cash flows of certain vessels did not exceed the carrying value of the respective vessels. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers (on the basis of a commercial transaction between a willing buyer and a willing seller). As of December 31, 2012, the Company recorded an impairment loss of $129.6 million for thirteen of its older vessels, which were either laid up, or on short-term charters.

Pension and Retirement Benefit Obligations-Crew
 Pension and Retirement Benefit Obligations-Crew:    The crew on board the companies' vessels serve in such capacity under short-term contracts (usually up to seven months) and accordingly, the vessel-owning companies are not liable for any pension or post-retirement benefits.

Accounting for Revenue and Expenses
Accounting for Revenue and Expenses:    Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements, as service is performed. The Company earns revenue from bareboat and time charters. Bareboat and time charters involve placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under a time charter, the daily hire rate includes the crew, lubricants, insurance, spares and stores. Under a bareboat charter, the charterer is provided only with the vessel.

Voyage Expenses
Voyage Expenses:    Voyage expenses include port and canal charges, bunker (fuel) expenses (bunker costs are normally covered by the Company's charterers, except in certain cases such as vessel re-positioning), address commissions and brokerage commissions. Under multi-year time charters and bareboat charters, such as those on which the Company charters its containerships and under short-term time charters, the charterers bear the voyage expenses other than brokerage and address commissions. As such, voyage expenses represent a relatively small portion of the vessels' overall expenses.

Vessel Operating Expenses
Vessel Operating Expenses:    Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses for repairs and maintenance, the cost of spares and consumable stores, tonnage taxes and other miscellaneous expenses. Aggregate expenses increase as the size of the Company's fleet increases. Under multi-year time charters, such as those on which the Company chartered 62, 57, 48 containerships in its current fleet as of December 31, 2012, 2011 and 2010, respectively, and under short-term time charters, the Company pays for vessel operating expenses. Under bareboat charters, such as those on which the Company chartered two of the containerships in its fleet as of December 31, 2012, 2011 and 2010, respectively, the Company's charterers bear most vessel operating expenses, including the costs of crewing, insurance, surveys, drydockings, maintenance and repairs.

General and administrative expenses
General and administrative expenses:    General and administrative expenses include management fees paid to the vessels' manager (refer to Note 14, Related Party Transactions), audit fees, legal fees, board remuneration, executive officers compensation, directors & officers insurance and stock exchange fees.

Repairs and Maintenance
Repairs and Maintenance:    All repair and maintenance expenses are charged against income when incurred and are included in vessel operating expenses in the accompanying consolidated statements of comprehensive income.

Dividends	Dividends: Dividends are recorded in the Company's financial statements in the period in which they are declared by the Company's board of directors.
Segment Reporting
 Segment Reporting:    The Company reports financial information and evaluates its operations by total charter revenues. Although revenue can be identified for different types of charters, management does not identify expenses, profitability or other financial information for different charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it has only one operating and reportable segment.

Derivative Instruments

Derivative Instruments:    The Company entered into interest rate swap contracts to create economic hedges for its interest rate risks. When such derivatives do not qualify for hedge accounting, the Company presents these financial instruments at their fair value, and recognizes the fair value changes therefrom in the consolidated Statement of Comprehensive Income. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in the fair value of derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income/(loss) (effective portion) and are reclassified to earnings when the hedged transaction is reflected in earnings. If the probability that the forecasted transaction will not occur, the ineffective portion of a derivative's change in fair value is immediately recognized in income.

        At the inception of the transaction, the Company documented the relationship between hedging instruments and hedged items, as well as its risk management objective and the strategy for undertaking various hedging transactions. The Company also documented its assessment, both at the hedge inception and on an ongoing basis, of whether the derivative financial instruments that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

        On July 1, 2012, the Company elected to prospectively de-designate fair value and cash flow interest rate swaps for which it was obtaining hedge accounting treatment due to the compliance burden associated with this accounting policy. As a result, all changes in the fair value of the Company's cash flow interest rate swap agreements were recorded in earnings under "Unrealized and Realized Losses on Derivatives" from the de-designation date forward.

        The Company evaluated whether it is probable that the previously hedged forecasted interest payments are probable to not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments are probable of occurring. Therefore, unrealized gains or losses in accumulated other comprehensive loss associated with the previously designated cash flow interest rate swaps will remain frozen in accumulated other comprehensive loss and recognized in earnings when the interest payments will be recognized. If such interest payments were to be identified as being probable of not occurring, the accumulated other comprehensive loss balance pertaining to these amounts would be reversed through earnings immediately.

        The Company does not use financial instruments for trading or other speculative purposes.

Earnings/(Loss) Per Share
Earnings/(Loss) Per Share:    The Company has presented net income/(loss) per share for all years presented based on the weighted average number of outstanding shares of common stock of Danaos Corporation at the reported periods. The warrants issued in 2011 were excluded from the diluted (loss)/income per share for the year ended December 31, 2012 and 2011, because they were antidilutive. There are no other dilutive or potentially dilutive securities, accordingly there is no difference between basic and diluted net income per share.

Equity Compensation Plan

 Equity Compensation Plan:    The Company has adopted an equity compensation plan (the "Plan"), which is generally administered by the compensation committee of the Board of Directors. The Plan allows the plan administrator to grant awards of shares of common stock or the right to receive or purchase shares of common stock to employees, directors or other persons or entities providing significant services to the Company or its subsidiaries. The actual terms of an award will be determined by the plan administrator and set forth in written award agreement with the participant. Any options granted under the Plan will be accounted for in accordance with the accounting guidance for share-based compensation arrangements.

        The aggregate number of shares of common stock for which awards may be granted under the Plan cannot exceed 6% of the number of shares of common stock issued and outstanding at the time any award is granted. Awards made under the Plan that have been forfeited, cancelled or have expired, will not be treated as having been granted for purposes of the preceding sentence. Unless otherwise set forth in an award agreement, any awards outstanding under the Plan will vest immediately upon a "change of control", as defined in the Plan. The Plan will automatically terminate ten years after it has been most recently approved by the Company's stockholders. As of December 12, 2011, the Company granted an aggregate of 555,000 restricted shares of common stock to the officers of the Company. Refer to Note 21, Stock Based Compensation.

        As of April 18, 2008, the Company established the Directors Share Payment Plan ("Directors Plan") under the Plan. The purpose of the Directors Plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company's Common Stock. Each member of the Board of Directors of the Company may participate in the Directors Plan. Pursuant to the terms of the Directors Plan, Directors may elect to receive in Common Stock all or a portion of their compensation. On the last business day of each quarter, the rights of common stock are credited to each Director's Share Payment Account. Following December 31st of each year, the Company will deliver to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. Refer to Note 21, Stock Based Compensation.

        As of April 18, 2008, the Board of Directors and the Compensation Committee approved the Company's ability to provide, from time to time, incentive compensation to the employees of Danaos Shipping Company Limited (the "Manager"), in the form of free shares of the Company's common stock under the Plan. Prior approval is required by the Compensation Committee and the Board of Directors. The plan was effective since December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company's common stock as additional compensation for their services offered during the preceding period. The stock will have no vesting period and the employee will own the stock immediately after grant. The total amount of stock to be granted to employees of the Manager will be at the Company's Board of Directors' discretion only and there will be no contractual obligation for any stock to be granted as part of the employees' compensation package in future periods. Refer to Note 21, Stock Based Compensation.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

Fair Value

        In May 2011, the FASB issued new guidance for fair value measurements intended to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amended guidance provides a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The amended guidance changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amended guidance was effective for the Company beginning January 1, 2012. The adoption of the new guidance for fair value measurements had no effect on the Company's consolidated financial statements.

Comprehensive Income

        In February 2013, the FASB issued new guidance for reporting of amounts reclassified out of accumulated other comprehensive income. The amendment requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. The amended guidance was effective for the Company for reporting periods beginning after December 15, 2012. The adoption of the new guidance is not expected to have an effect on the Company's consolidated financial statements.

Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information
Schedule of the vessel owning companies (the Danaos Subsidiaries)

Company	Date of Incorporation	Vessel Name	Year Built	TEU
Seasenator Shipping Ltd.	June 11, 1996	Honour	1989	3,908
Seacaravel Shipping Ltd.	June 11, 1996	Hope	1989	3,908
Appleton Navigation S.A.	May 12, 1998	Komodo	1991	2,917
Geoffrey Shipholding Ltd.	September 22, 1997	Kalamata	1991	2,917
Lacey Navigation Inc.	March 5, 1998	Elbe	1991	2,917
Saratoga Trading S.A.	May 8, 1998	Pride	1988	3,129
Tyron Enterprises S.A.	January 26, 1999	Henry(1)	1986	3,039
Independence Navigation Inc.	October 9, 2002	Independence(1)	1986	3,045
Victory Shipholding Inc.	October 9, 2002	Lotus	1988	3,098
Duke Marine Inc.	April 14, 2003	Duka	1992	4,651
Commodore Marine Inc.	April 14, 2003	Commodore	1992	4,651
Containers Services Inc.	May 30, 2002	Deva	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Oceanew Shipping Ltd.	January 14, 2002	CSCL Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	CSCL America	2004	8,468
Federal Marine Inc.	February 14, 2006	Hyundai Federal	1994	4,651
Karlita Shipping Co. Ltd.	February 27, 2003	CSCL Pusan	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	CSCL Le Havre	2006	9,580
Boxcarrier (No. 6) Corp.	June 27, 2006	Marathonas	1991	4,814
Boxcarrier (No. 7) Corp.	June 27, 2006	Messologi	1991	4,814
Boxcarrier (No. 8) Corp.	November 16, 2006	Mytilini	1991	4,814
Auckland Marine Inc.	January 27, 2005	SNL Colombo	2004	4,300
Seacarriers Services Inc.	June 28, 2005	YM Seattle	2007	4,253
Speedcarrier (No. 1) Corp.	June 28, 2007	Hyundai Vladivostok	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Hyundai Advance	1997	2,200
Speedcarrier (No. 3) Corp.	June 28, 2007	Hyundai Stride	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Hyundai Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Hyundai Sprinter	1997	2,200
Wellington Marine Inc.	January 27, 2005	YM Singapore	2004	4,300
Seacarriers Lines Inc.	June 28, 2005	YM Vancouver	2007	4,253
Speedcarrier (No. 7) Corp.	December 6, 2007	Hyundai Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Hyundai Progress	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Hyundai Bridge	1998	2,200
Bayview Shipping Inc.	March 22, 2006	Zim Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Zim Sao Paolo	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Zim Kingston	2008	4,253
Continent Marine Inc.	March 22, 2006	Zim Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Zim Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere(2)	2009	6,500
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset(2)	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval(2)	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais(2)	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	CMA CGM Racine(2)	2010	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
CellContainer (No. 1) Corp.	March 23, 2007	Hanjin Buenos Aires	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Hanjin Santos	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Hanjin Versailles	2010	3,400
CellContainer (No. 4) Corp.	March 23, 2007	Hanjin Algeciras	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Hanjin Constantza	2011	3,400
CellContainer (No. 6) Corp.	October 31, 2007	Hanjin Germany	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Hanjin Italy	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Hanjin Greece	2011	10,100
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Megacarrier (No. 1) Corp.	September 10, 2007	Hyundai Together	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Hyundai Tenacity	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Hyundai Smart	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Hyundai Speed	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	Hyundai Ambition	2012	13,100
(1)
As of February 13, 2013, the Company sold and delivered the Independence. As of February 8, 2013, the Company entered into an agreement to sell the Henry. Refer to Note 26, Subsequent Events.

(2)
Vessel subject to charterer's option to purchase vessel after first eight years of time charter term for $78.0 million.

Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Cash
Schedule of restricted cash	Restricted cash accounts were as follows as at December 31 (in thousands):

	2012	2011
Retention accounts	$2,821	$2,909
Restricted deposits	430	—

Total	$3,251	$2,909

Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets, Net
Schedule of vessels' cost, accumulated depreciation and changes thereto

 Vessels' cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2011	$2,629,136	$(355,653)	$2,273,483
Additions	1,074,646	(106,178)	968,468

As of December 31, 2011	$3,703,782	$(461,831)	$3,241,951

Additions	1,022,560	(143,938)	878,622
Disposals	(20,606)	15,801	(4,805)
Impairment loss	(129,630)	—	(129,630)

As of December 31, 2012	$4,576,106	$(589,968)	$3,986,138

Advances for Vessels under Construction (Tables)	12 Months Ended
Dec. 31, 2012
Advances for Vessels under Construction
Schedule of advances for vessels under construction

Advances for vessels under construction were as follows at December 31 (in thousands):

	2012	2011
Advance payments for vessels	$—	$196,730
Progress payments for vessels	—	288,091
Capitalized interest	—	39,465

Total	$—	$524,286

Schedule of advances for vessels under construction and transfers to vessels' cost

Advances for vessels under construction and transfers to vessels' cost as of December 31, 2012 and 2011 were as follows (in thousands):

As of January 1, 2011	$904,421
Additions	693,030
Transfer to vessels' cost	(1,073,165)

As of December 31, 2011	$524,286

Additions	497,661
Transfer to vessels' cost	(1,021,947)

As of December 31, 2012	$—

Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges, Net
Schedule of deferred charges, net

Deferred charges consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and Other Costs	Total Deferred Charges
As of January 1, 2011	$5,013	$19,679	$24,692
Additions	7,218	83,301	90,519
Amortization	(5,800)	(9,700)	(15,500)

As of December 31, 2011	$6,431	$93,280	$99,711
Additions	9,308	186	9,494
Amortization	(6,070)	(14,314)	(20,384)

As of December 31, 2012	$9,669	$79,152	$88,821

Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets
Schedule of other current assets	Other current assets consisted of the following as at December 31 (in thousands):

	2012	2011
Insurance claims	$545	$4,692
Advances to suppliers and other assets	4,837	3,526

Total	$5,382	$8,218

Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Non-current Assets
Schedule of other non-current assets	Other non-current assets consisted of the following as at December 31 (in thousands):

	2012	2011
Fair value of swaps	$2,908	$3,964
Other assets	35,075	24,901

Total	$37,983	$28,865

Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable
Schedule of accounts payable

Accounts payable consisted of the following as at December 31 (in thousands):

	2012	2011
Suppliers, repairers	$8,995	$12,148
Insurers, agents, brokers	1,373	1,486
Other creditors	3,614	1,510

Total	$13,982	$15,144

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities consisted of the following as at December 31 (in thousands):

	2012	2011
Accrued payroll	$969	$1,109
Accrued interest	12,473	10,543
Accrued expenses	19,452	24,465

Total	$32,894	$36,117

Other Current and Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current and Long-term Liabilities
Schedule of other current liabilities	Other current liabilities consisted of the following as at December 31 (in thousands):

	2012	2011
Fair value of swaps	$130,100	$120,623
Other current liabilities	365	—

Total	$130,465	$120,623

Schedule of other long-term liabilities

 Other long-term liabilities consisted of the following at December 31 (in thousands):

	2012	2011
Fair value of swaps	$176,948	$291,829
Other long-term liabilities	10,315	7,471

Total	$187,263	$299,300

Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Lease Arrangements
Schedule of future minimum revenue, expected to be earned on non-cancelable time charters with initial terms of one year or more

The future minimum revenue, expected to be earned on non-cancellable time charters with initial terms of one year or more consisted of the following as at December 31, 2012 (in thousands):

2013	$577,023
2014	549,954
2015	547,605
2016	538,845
2017	506,350
2018 and thereafter	2,198,547

Total future revenue	$4,918,324

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt
Schedule of long-term debt

Long-term debt as of December 31, 2012 and 2011 consisted of the following (in thousands):

Lender	As of December 31, 2012	Current portion	Long-term portion	As of December 31, 2011	Current portion	Long-term portion
The Royal Bank of Scotland	$686,800	$3,771	$683,029	$663,300	$—	$663,300
HSH Nordbank	35,000	6,123	28,877	35,000	—	35,000
The Export-Import Bank of Korea ("KEXIM")	39,311	10,369	28,942	49,679	10,369	39,310
The Export-Import Bank of Korea & ABN Amro	79,359	11,250	68,109	90,609	11,250	79,359
Deutsche Bank	180,000	2,406	177,594	180,000	—	180,000
Credit Agricole	156,800	6,279	150,521	156,800	—	156,800
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	658,160	—	658,160	664,325	—	664,325
Credit Suisse	221,100	6,076	215,024	221,100	—	221,100
ABN Amro-Lloyds TSB-National Bank of Greece	253,200	6,966	246,234	253,200	—	253,200
Commerzbank-Credit Suisse- Credit Agricole	298,500	11,401	287,099	298,500	—	298,500
The Royal Bank of Scotland (New Credit Facility)	100,000	6,069	93,931	57,200	—	57,200
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (New Credit Facility)	123,750	17,727	106,023	70,250	—	70,250
ABN Amro-Lloyds TSB-National Bank of Greece (New Credit Facility)	37,100	5,438	31,662	37,100	—	37,100
Sinosure CEXIM-Citi-ABN Amro Credit Facility	183,060	20,340	162,720	203,400	20,340	183,060
Club Facility (New Credit Facility)	83,900	6,180	77,720	16,780	—	16,780
Citi—Eurobank Credit Facility	80,000	4,681	75,319	—	—	—
Comprehensive Financing Plan exit fee accrued	4,354	—	4,354	1,592	—	1,592
Fair value hedged debt	2,154	—	2,154	3,412	—	3,412

Total long-term debt	$3,222,548	$125,076	$3,097,472	$3,002,247	$41,959	$2,960,288

Hyundai Samho Vendor Financing	$179,142	$57,388	$121,754	$65,145	$10,857	$54,288

Schedule of maturities of long-term debt for the next five years and thereafter

Maturities of long-term debt for the years subsequent to December 31, 2012 are as follows (in thousands):

	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018	Total principal payments
2013	$104,089	$20,987	$—	$125,076
2014	133,769	25,375	—	159,144
2015	155,317	37,711	—	193,028
2016	183,173	170,927	—	354,100
2017	177,651	170,004	—	347,655
2018 and thereafter	330,338	157,227	1,549,472	2,037,037

Total long-term debt	$1,084,337	$582,231	$1,549,472	$3,216,040

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2013	—	19,481,395	21,167,103	21,482,169	—	62,130,667
2014	22,722,970	21,942,530	22,490,232	24,654,040	—	91,809,772
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867

Total						786,956,945

*
The Company may elect to make the scheduled payments shown in the above table three months earlier.

Hyundai Samho vendor financing
Long-Term Debt
Schedule of maturities of long-term debt for the next five years and thereafter

Maturities of Hyundai Samho vendor financing for the years subsequent to December 31, 2012, are as follows (in thousands):

2013	$57,388
2014	57,388
2015	46,530
2016	17,836

Total vendor financing	$179,142

Credit Facilities
Long-Term Debt
Schedule of long-term debt

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
Existing Credit Facilities
The Royal Bank of Scotland(2)	$686.8	The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Hyundai Federal (ex APL Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande
Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$658.2	The Elbe, the Kalamata, the Komodo, the Henry, the Commodore (ex Hyundai Commodore), the Hyundai Duke (ex APL Duke), the Independence, the Marathonas, the Messologi, the Mytilini, the Hope, the Honour, the SCI Pride, the Lotus, the Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter
Credit Agricole	$156.8	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$180.0	The Zim Rio Grande, the Zim Sao Paolo and the Zim Kingston
Credit Suisse	$221.1	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Lloyds TSB—National Bank of Greece	$253.2	The YM Colombo (ex SNL Colombo), the YM Seattle, the YM Vancouver and the YM Singapore
Commerzbank—Credit Suisse—Credit Agricole	$298.5	The ZIM Dalian, the Hanjin Santos YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$35.0	The Deva and the Derby D
KEXIM	$39.3	The CSCL Europe and the CSCL America
KEXIM-ABN Amro	$79.3	The CSCL Pusan and the CSCL Le Havre
New Credit Facilities
Aegean Baltic—HSH Nordbank—Piraeus Bank(3)	$123.8	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS(2)	$100.0	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$37.1	The Hanjin Greece
Club Facility	$83.9	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$80.0	The Hyundai Ambition
Sinosure-CEXIM	$183.1	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Vendor Financing
Hyundai Samho	$179.1	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany
(1)
As of December 31, 2012.

(2)
Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.

(3)
Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments
Schedule of assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy

	Fair Value Measurements as of December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$2,908	$—	$2,908	$—
Liabilities
Interest rate swap contracts	$307,048	$—	$307,048	$—

	Fair Value Measurements as of December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$3,964	$—	$3,964	$—
Liabilities
Interest rate swap contracts	$412,452	$—	$412,452	$—

Schedule of estimated fair values of the financial instruments

	As of December 31, 2012		As of December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$55,628	$55,628	$51,362	$51,362
Restricted cash	$3,251	$3,251	$2,909	$2,909
Accounts receivable, net	$3,741	$3,741	$4,176	$4,176
Due from related parties	$12,664	$12,664	$9,128	$9,128
Notes receivable from ZIM	$33,899	$34,071	$23,538	$23,847
Accounts payable	$13,982	$13,982	$15,144	$15,144
Accrued liabilities	$32,894	$32,894	$36,117	$36,117
Long-term debt, including current portion	$3,222,548	$3,223,337	$3,002,247	$3,002,247
Vendor financing, including current portion	$179,142	$179,500	$65,145	$65,034

Schedule of estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Notes receivable from ZIM(1)	$34,071	$—	$34,071	$—
Long-term debt, including current portion(2)	$3,223,337	$—	$3,223,337	$—
Vendor financing, including current portion(3)	$179,500	$—	$179,500	$—
Accrued liabilities(4)	$32,894	$—	$32,894	$—

	Fair Value Measurements as of December 31, 2011
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Notes receivable from ZIM(1)	$23,847	$—	$23,847	$—
Long-term debt, including current portion(2)	$3,002,247	$—	$3,002,247	$—
Vendor financing, including current portion(3)	$65,034	$—	$65,034	$—
Accrued liabilities(4)	$36,117	$—	$36,117	$—
(1)
The fair value is estimated based on currently available information on the Company's counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)
The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(3)
The fair value of the Company's Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.

(4)
The fair value of the Company's accrued liabilities, which mainly consists of accrued interest on our credit facilities and accrued realized losses on our cash flow interest rate swaps, is estimated based on currently available debt and swap agreements with similar contract terms, interest rates and remaining maturities, as well as taking into account our creditworthiness.

Schedule of nonfinancial items measured at fair value on a non-recurring basis

The Company's nonfinancial items measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Vessels, net	$98.5	$—	$98.5	$—

Cash Flow Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting floating interest rate exposure into fixed, as of December 31, 2012 and 2011 were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)	Floating Rate (Danaos receives)	Fair Value December 31, 2012	Fair Value December 31, 2011
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07% p.a.	USD LIBOR 3M BBA	$(20,759)	$(26,764)
RBS	03/16/2007	3/20/2009	3/20/2014	$200,000	4.922% p.a.	USD LIBOR 3M BBA	$(11,253)	$(18,532)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.855% p.a.	USD LIBOR 3M BBA	$(4,172)	$(7,923)
RBS	11/28/2006	11/28/2008	11/28/2013	$100,000	4.875% p.a.	USD LIBOR 3M BBA	$(4,190)	$(7,962)
RBS	12/01/2006	11/28/2008	11/28/2013	$100,000	4.78% p.a.	USD LIBOR 3M BBA	$(4,103)	$(7,779)
HSH Nordbank	12/06/2006	12/8/2009	12/8/2014	$400,000	4.855% p.a.	USD LIBOR 3M BBA	$(34,952)	$(47,139)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124% p.a.	USD LIBOR 3M BBA	$(21,792)	$(27,730)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775% p.a.	USD LIBOR 3M BBA	$(22,116)	$(28,143)
RBS	09/13/2007	10/31/2007	10/31/2012	$500,000	4.745% p.a.	USD LIBOR 3M BBA	$—	$(17,277)
RBS	09/13/2007	9/15/2009	9/15/2014	$200,000	4.9775% p.a.	USD LIBOR 3M BBA	$(15,882)	$(22,604)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07% p.a.	USD LIBOR 3M BBA	$(13,424)	$(15,664)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12% p.a.	USD LIBOR 3M BBA	$(13,523)	$(15,826)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125% p.a.	USD LIBOR 3M BBA	$(25,725)	$(29,584)
CITI	10/23/2007	10/25/2009	10/27/2014	$250,000	4.9975% p.a.	USD LIBOR 3M BBA	$(21,241)	$(29,468)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1% p.a.	USD LIBOR 3M BBA	$(33,273)	$(39,092)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98% p.a.	USD LIBOR 3M BBA	$(13,243)	$(15,370)
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695% p.a.	USD LIBOR 3M BBA	$(26,357)	$(29,579)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755% p.a.	USD LIBOR 3M BBA	$(21,043)	$(26,016)

Total fair value of swaps							$(307,048)	$(412,452)

Schedule of unrealized and realized losses on interest rate swaps

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(in millions)
Total realized losses	$(159.7)	$(163.8)	$(129.4)
Realized losses deferred in Other Comprehensive Loss	7.0	31.3	38.5

Realized losses expensed in consolidated statements of comprehensive income	(152.7)	(132.5)	(90.9)
Amortization of deferred realized losses	(3.5)	(1.6)	(0.5)
Unrealized gains/(losses)	(0.9)	9.2	(45.7)
Accelerated amortization of deferred realized losses	—	—	(4.2)

Unrealized and realized losses on cash flow interest rate swaps	$(157.1)	$(124.9)	$(141.3)

Fair Value Hedges
Financial Instruments
Schedule of interest rate swap agreements converting fixed interest rate exposure into floating for fair value interest rate swap hedges and interest rate swap agreements converting floating interest rate exposure into fixed for cash flow interest rate swap hedges

The interest rate swap agreements converting fixed interest rate exposure into floating, as of December 31, 2012 and 2011, were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)	Floating Rate (Danaos pays)	Fair Value December 31, 2012	Fair Value December 31, 2011
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$1,390	$1,917
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	$1,518	$2,047

Total fair value							$2,908	$3,964

Schedule of unrealized and realized losses on interest rate swaps

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(in millions)
Unrealized gains/(losses) on swap asset	$(1.1)	$(0.5)	$0.7
Unrealized gains/(losses) on fair value of hedged debt	0.6	1.0	(0.2)
Amortization of fair value of hedged debt	0.3	0.8	1.0
Reclassification of fair value of hedged debt to Statement of Comprehensive Income	0.3	—	—
Realized gains	1.8	2.2	2.6

Unrealized and realized losses on fair value interest rate swaps	$1.9	$3.5	$4.1

Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Operating Revenue
Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)

Charterer	2012	2011	2010
HMM Korea	24%	15%	19%
CMA CGM	24%	17%	17%
Hanjin	17%	18%	Under 10%
YML	10%	14%	17%
ZIM	Under 10%	11%	14%
CSCL	Under 10%	10%	13%

Operating Revenue by Geographic Location (Tables)	12 Months Ended
Dec. 31, 2012
Operating Revenue by Geographic Location
Schedule of operating revenue by geographic location

Operating revenue by geographic location for the years ended December 31, was as follows (in thousands):

Continent	2012	2011	2010
Australia—Asia	$403,697	$329,300	$258,995
Europe	185,312	138,801	100,682

Total Revenue	$589,009	$468,101	$359,677

(Loss)/Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
(Loss)/Earnings per Share
Schedule of computation of basic and diluted earnings/(losses) per share

The following table sets forth the computation of basic and diluted earnings/(losses) per share for the years ended December 31 (in thousands):

	2012	2011	2010
Numerator:
Net (loss)/income	$(105,204)	$13,437	$(102,341)
Denominator (number of shares):
Basic and diluted weighted average ordinary shares outstanding	109,612.7	109,045.5	75,435.7

Basis of Presentation and General Information (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012 item	Dec. 31, 2011	Sep. 18, 2009	Dec. 31, 2012 Honour item	Dec. 31, 2012 Hope item	Dec. 31, 2012 Komodo item	Dec. 31, 2012 Kalamata item	Dec. 31, 2012 Elbe item	Dec. 31, 2012 Pride item	Dec. 31, 2012 Henry item	Dec. 31, 2012 Independence item	Dec. 31, 2012 Lotus item	Dec. 31, 2012 Duka item	Dec. 31, 2012 Commodore item	Dec. 31, 2012 Deva item	Dec. 31, 2012 Derby D item	Dec. 31, 2012 CSCL Europe item	Dec. 31, 2012 CSCL America item	Dec. 31, 2012 Hyundai Federal item	Dec. 31, 2012 CSCL Pusan item	Dec. 31, 2012 CSCL Le Havre item	Dec. 31, 2012 Marathonas item	Dec. 31, 2012 Messologi item	Dec. 31, 2012 Mytilini item	Dec. 31, 2012 SNL Colombo item	Dec. 31, 2012 YM Seattle item	Dec. 31, 2012 Hyundai Vladivostok item	Dec. 31, 2012 Hyundai Advance item	Dec. 31, 2012 Hyundai Stride item	Dec. 31, 2012 Hyundai Future item	Dec. 31, 2012 Hyundai Sprinter item	Dec. 31, 2012 YM Singapore item	Dec. 31, 2012 YM Vancouver item	Dec. 31, 2012 Hyundai Highway item	Dec. 31, 2012 Hyundai Progress item	Dec. 31, 2012 Hyundai Bridge item	Dec. 31, 2012 Zim Rio Grande item	Dec. 31, 2012 Zim Sao Paolo item	Dec. 31, 2012 Zim Kingston item	Dec. 31, 2012 Zim Monaco item	Dec. 31, 2012 Zim Dalian item	Dec. 31, 2012 Zim Luanda item	Dec. 31, 2012 CMA CGM Moliere, Musset, Nerval, Rabelais and Racine	Dec. 31, 2012 CMA CGM Moliere item	Dec. 31, 2012 CMA CGM Musset item	Dec. 31, 2012 CMA CGM Nerval item	Dec. 31, 2012 CMA CGM Rabelais item	Dec. 31, 2012 CMA CGM Racine item	Dec. 31, 2012 YM Mandate item	Dec. 31, 2012 YM Maturity item	Dec. 31, 2012 Hanjin Buenos Aires item	Dec. 31, 2012 Hanjin Santos item	Dec. 31, 2012 Hanjin Versailles item	Dec. 31, 2012 Hanjin Algeciras item	Jan. 26, 2011 Hanjin Algeciras item	Dec. 31, 2012 Hanjin Constantza item	Apr. 15, 2011 Hanjin Constantza item	Dec. 31, 2012 Hanjin Germany item	Mar. 10, 2011 Hanjin Germany item	Dec. 31, 2012 Hanjin Italy item	Apr. 06, 2011 Hanjin Italy item	Dec. 31, 2012 Hanjin Greece item	May 04, 2011 Hanjin Greece item	Dec. 31, 2012 CMA CGM Attila item	Jul. 08, 2011 CMA CGM Attila item	Dec. 31, 2012 CMA CGM Tancredi item	Aug. 22, 2011 CMA CGM Tancredi item	Dec. 31, 2012 CMA CGM Bianca item	Oct. 26, 2011 CMA CGM Bianca item	Dec. 31, 2012 CMA CGM Samson item	Dec. 15, 2011 CMA CGM Samson item	Dec. 31, 2012 CMA CGM Melisande item	Feb. 28, 2012 CMA CGM Melisande item	Dec. 31, 2012 Hyundai Together item	Feb. 16, 2012 Hyundai Together item	Dec. 31, 2012 Hyundai Tenacity item	Mar. 08, 2012 Hyundai Tenacity item	Dec. 31, 2012 Hyundai Smart item	May 03, 2012 Hyundai Smart item	Dec. 31, 2012 Hyundai Speed item	Jun. 07, 2012 Hyundai Speed item	Dec. 31, 2012 Hyundai Ambition item	Jun. 29, 2012 Hyundai Ambition item
Basis of Presentation and General Information
Common stock, authorized capital stock (in shares)	750,000,000	750,000,000	750,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares)	100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Basis of Presentation and General Information
TEU	74,030			3,908	3,908	2,917	2,917	2,917	3,129	3,039	3,045	3,098	4,651	4,651	4,253	4,253	8,468	8,468	4,651	9,580	9,580	4,814	4,814	4,814	4,300	4,253	2,200	2,200	2,200	2,200	2,200	4,300	4,253	2,200	2,200	2,200	4,253	4,253	4,253	4,253	4,253	4,253		6,500	6,500	6,500	6,500	6,500	6,500	6,500	3,400	3,400	3,400	3,400	3,400	3,400	3,400	10,100	10,100	10,100	10,100	10,100	10,100	8,530	8,530	8,530	8,530	8,530	8,530	8,530	8,530	8,530	8,530	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100
Period of charter term after which option to purchase vessel is available to charterer																																											8 years
Consideration for which vessel can be purchased by charterer																																											$ 78

Significant Accounting Policies (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009	Dec. 12, 2011 Officers Restricted shares	Dec. 31, 2012 Vessel item	Dec. 31, 2012 Vessel Minimum	Dec. 31, 2012 Vessel Maximum
Foreign Currency Translation:
Foreign currency exchange gains/(losses)	$ 20,000	$ (100,000)	$ (100,000)
Cash and Cash Equivalents:
Cash and cash equivalents	55,628,000	51,362,000	229,835,000	122,050,000
Short term time deposits	9,800,000	14,600,000
Restricted Cash:
Proportion of quarterly principal installments equal to the monthly deposit amount required for retention	0.3333
Proportion of semi-annual interest installments equal to the monthly deposit amount required for retention	0.1667
Fixed Assets and Depreciation:
Estimated useful life from the year built						30 years
Deferral and amortization period of survey and drydocking costs						2 years 6 months
On board period of crew under the short-term contracts								7 months
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels							1 year	18 years
Impairment loss	$ 129,630,000		$ 71,509,000			$ 129,630,000
Number of vessels on which impairment loss is recorded						13
Aggregate shares of common stock granted to officers of the company					555,000
Vessel Operating Expenses:
Number of containerships chartered under multi-year time charters for which company pays vessel operating expenses	62	57	48
Number of containerships chartered under multi-year time charters for which charterers bear vessel operating expenses	2	2	2
Segment Reporting:
Number of operating	1
Number of reportable segment	1
Equity Compensation Plan:
Maximum number of shares that may be issued as a proportion of outstanding capital stock	6.00%
Period of automatic termination from approval of plan by stockholders	10 years

Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted cash
Total restricted cash	$ 3,251	$ 2,909
Retention account
Restricted cash
Total restricted cash	2,821	2,909
Restricted deposits
Restricted cash
Total restricted cash	$ 430

Fixed Assets, Net (Details) (USD $)	12 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2010	Dec. 31, 2012 Vessel item	Dec. 31, 2011 Vessel	Jan. 26, 2011 Hanjin Algeciras item	Dec. 31, 2012 Hanjin Algeciras item	Mar. 10, 2011 Hanjin Germany item	Dec. 31, 2012 Hanjin Germany item	Apr. 06, 2011 Hanjin Italy item	Dec. 31, 2012 Hanjin Italy item	Apr. 15, 2011 Hanjin Constantza item	Dec. 31, 2012 Hanjin Constantza item	May 04, 2011 Hanjin Greece item	Dec. 31, 2012 Hanjin Greece item	Jul. 08, 2011 CMA CGM Attila item	Dec. 31, 2012 CMA CGM Attila item	Aug. 22, 2011 CMA CGM Tancredi item	Dec. 31, 2012 CMA CGM Tancredi item	Oct. 26, 2011 CMA CGM Bianca item	Dec. 31, 2012 CMA CGM Bianca item	Dec. 15, 2011 CMA CGM Samson item	Dec. 31, 2012 CMA CGM Samson item	Feb. 16, 2012 Hyundai Together item	Dec. 31, 2012 Hyundai Together item	Feb. 28, 2012 CMA CGM Melisande item	Dec. 31, 2012 CMA CGM Melisande item	Mar. 08, 2012 Hyundai Tenacity item	Dec. 31, 2012 Hyundai Tenacity item	Dec. 31, 2012 Montreal (ex Hanjin Montreal)	Apr. 27, 2012 Montreal (ex Hanjin Montreal)	Jun. 07, 2012 Hyundai Speed item	Dec. 31, 2012 Hyundai Speed item	Jun. 29, 2012 Hyundai Ambition item	Dec. 31, 2012 Hyundai Ambition item	May 03, 2012 Hyundai Smart item	Dec. 31, 2012 Hyundai Smart item
Vessel Cost
Balance at the beginning of the period			$ 3,703,782,000	$ 2,629,136,000
Additions			1,022,560,000	1,074,646,000	55,900,000		145,200,000		145,200,000		55,900,000		145,200,000		113,000,000		113,000,000		113,000,000		113,000,000		168,500,000		117,500,000		168,500,000				168,500,000		168,500,000		168,500,000
Disposals			(20,606,000)
Impairment loss	(129,630,000)	(71,509,000)	(129,630,000)
Balance at the end of the period			4,576,106,000	3,703,782,000
Accumulated Depreciation
Balance at the beginning of the period			(461,831,000)	(355,653,000)
Additions			(143,938,000)	(106,178,000)
Disposal			15,801,000
Balance at the end of the period			(589,968,000)	(461,831,000)
Net Book Value
Balance at the beginning of the period	3,241,951,000		3,241,951,000	2,273,483,000
Additions			878,622,000	968,468,000
Disposal			(4,805,000)
Impairment loss	(129,630,000)	(71,509,000)	(129,630,000)
Balance at the end of the period	3,986,138,000		3,986,138,000	3,241,951,000
Other disclosures
TEU	74,030				3,400	3,400	10,100	10,100	10,100	10,100	3,400	3,400	10,100	10,100	8,530	8,530	8,530	8,530	8,530	8,530	8,530	8,530	13,100	13,100	8,530	8,530	13,100	13,100			13,100	13,100	13,100	13,100	13,100	13,100
Period of charter					10 years		12 years		12 years		10 years		12 years		12 years		12 years		12 years		12 years		12 years		12 years		12 years				12 years		12 years		12 years
Net sale consideration																														5,600,000
Net gain on sale																													800,000	800,000
Number of vessels on which impairment loss is recorded			13
Residual value of the fleet			$ 431,900,000	$ 361,500,000
Average life of scrap considered to calculate residual value of vessel, one			10 years
Average life of scrap considered to calculate residual value of vessel, two			5 years
Scrap value per ton (in dollars per ton)			300

Advances for Vessels under Construction (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances for Vessels under Construction
Advance payments for vessels		$ 196,730
Progress payments for vessels		288,091
Capitalized interest		39,465
Total		524,286
Advances for Vessels
Balance at the beginning of the period	524,286	904,421
Additions	497,661	693,030
Transfer to vessels' cost	(1,021,947)	(1,073,165)
Balance at the end of the period		$ 524,286

Deferred Charges, Net (Details) (USD $)	0 Months Ended		12 Months Ended
	Mar. 29, 2011	Mar. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	May 23, 2011	Apr. 01, 2011	Mar. 17, 2011
Changes in deferred charges, net
Balance at the beginning of the period			$ 99,711,000	$ 24,692,000
Additions			9,494,000	90,519,000
Amortization			(20,384,000)	(15,500,000)
Balance at the end of the period			88,821,000	99,711,000
Warrants committed to be issued to lenders under the Bank Agreement and the New Credit Facilities (in shares)		15,000,000
Warrants issued as required by the Sinosure CEXIM credit facility (in shares)				15,000,000	74,870	3,711,417	11,213,713
Exercise price of warrant (in dollars per share)	$ 7			$ 7	$ 7	$ 7
Warrants registered for resale under the Securities Act (in shares)				8,044,176
Fair value of the warrants	54,100,000	51,800,000
Underlying stock price (in dollars per share)		$ 3.45
Initial exercise price (in dollars per share)		$ 6
Volatility (as a percent)		72.00%
Loss arising from change in the fair value of the warrants	2,300,000
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period			6,431,000	5,013,000
Additions			9,308,000	7,218,000
Amortization			(6,070,000)	(5,800,000)
Balance at the end of the period			9,669,000	6,431,000
Period of amortization for deferred costs			2 years 6 months
Finance and other Costs
Changes in deferred charges, net
Balance at the beginning of the period			93,280,000	19,679,000
Additions			186,000	83,301,000
Amortization			(14,314,000)	(9,700,000)
Balance at the end of the period			$ 79,152,000	$ 93,280,000

Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets
Insurance claims	$ 545	$ 4,692
Advances to suppliers and other assets	4,837	3,526
Total	$ 5,382	$ 8,218

Other Non-current Assets (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 30, 2009 item	Dec. 31, 2012	Dec. 31, 2011
Other Non-current Assets
Fair value of swaps		$ 2,908,000	$ 3,964,000
Other assets		35,075,000	24,901,000
Total		37,983,000	28,865,000
ZIM
Other Non-current Assets
Number of charterers whose charterparties were revised	1
Number of vessels whose charterparties were revised	6
Reduction in cash settlement (as a percent)		17.50%
Accrued interest rate on CENs (as a percent)		6.00%
Notes receivable		$ 33,900,000	$ 23,500,000
Period of extension for charter hire payment deferral arrangement		6 months

Accounts Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable
Suppliers, repairers	$ 8,995	$ 12,148
Insurers, agents, brokers	1,373	1,486
Other creditors	3,614	1,510
Total	$ 13,982	$ 15,144

Accrued Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities
Accrued payroll	$ 969,000	$ 1,109,000
Accrued interest	12,473,000	10,543,000
Accrued expenses	19,452,000	24,465,000
Total	32,894,000	36,117,000
Accrued realized losses on cash flow interest rate swaps	15,200,000	18,500,000
Other accruals	$ 4,300,000	$ 6,000,000

Other Current and Long-term Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other current liabilities
Fair value of swaps	$ 130,100,000	$ 120,623,000
Other current liabilities	365,000
Total	130,465,000	120,623,000
Other long-term liabilities
Fair value of swaps	176,948,000	291,829,000
Other long-term liabilities	10,315,000	7,471,000
Total	187,263,000	299,300,000
Deferred fee accrued pursuant to the Bank Agreement	$ 4,800,000	$ 4,700,000

Lease Arrangements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Future minimum revenue expected to be earned
2013	$ 577,023
2014	549,954
2015	547,605
2016	538,845
2017	506,350
2018 and thereafter	2,198,547
Total future revenue	$ 4,918,324
Lease Arrangements
Term of periodic drydocking and special survey maintenance per vessel	2 years 6 months
Term of periodic drydocking and special survey maintenance per vessel for vessels less than 15 years old	5 years
Minimum
Lease Arrangements
Period of drydocking and special survey maintenance carried out on vessels	10 days
Maximum
Lease Arrangements
Age of vessels for which drydocking and special survey maintenance is carried out every 5 years	15 years
Period of drydocking and special survey maintenance carried out on vessels	15 days

Long-Term Debt (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Fixed principal repayments	Dec. 31, 2012 variable principal payments	Dec. 31, 2012 Final payment due on December 31, 2018	Jan. 31, 2011 Bank agreement	Aug. 31, 2010 Bank agreement	Mar. 04, 2011 Bank agreement	Dec. 31, 2012 Bank agreement	Jan. 31, 2011 Previously Existing Credit Facilities	Aug. 31, 2010 Previously Existing Credit Facilities	Dec. 31, 2010 Previously Existing Credit Facilities	Dec. 31, 2012 New Credit Facility	Dec. 31, 2012 New Credit Facility Bank agreement	Dec. 31, 2012 Hyundai Samho vendor financing	Dec. 31, 2011 Hyundai Samho vendor financing	Dec. 31, 2012 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2011 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2012 The Royal Bank of Scotland New Credit Facility	Dec. 31, 2011 The Royal Bank of Scotland New Credit Facility	Dec. 31, 2012 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2011 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2012 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Dec. 31, 2011 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Jun. 30, 2012 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2012 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2011 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2012 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2011 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2012 Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2011 Credit Agricole Previously Existing Credit Facilities	Mar. 31, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Mar. 04, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Dec. 31, 2011 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank New Credit Facility	Dec. 31, 2012 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2011 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2012 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2011 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2012 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Dec. 31, 2011 ABN Amro-Lloyds TSB-National Bank of Greece New Credit Facility	Dec. 31, 2012 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2011 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Jan. 31, 2011 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Dec. 31, 2010 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Aug. 31, 2010 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Dec. 31, 2012 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Dec. 31, 2012 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Dec. 31, 2011 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Dec. 31, 2012 Club Facility New Credit Facility	Dec. 31, 2011 Club Facility New Credit Facility	Dec. 31, 2012 Citi-Eurobank New Credit Facility	Jan. 24, 2011 Previously Existing Credit Facilities Except for KEXIM and KEXIM-ABN Amro
Long-Term Debt
Long-term debt	$ 3,216,040,000													$ 786,956,945			$ 686,800,000	$ 663,300,000	$ 100,000,000	$ 57,200,000	$ 35,000,000	$ 35,000,000	$ 39,311,000	$ 49,679,000		$ 79,359,000	$ 90,609,000	$ 180,000,000	$ 180,000,000	$ 156,800,000	$ 156,800,000			$ 658,160,000	$ 664,325,000	$ 123,750,000	$ 70,250,000	$ 221,100,000	$ 221,100,000	$ 253,200,000	$ 253,200,000	$ 37,100,000	$ 37,100,000	$ 298,500,000	$ 298,500,000					$ 183,060,000	$ 203,400,000	$ 83,900,000	$ 16,780,000	$ 80,000,000
Long-term debt, including Comprehensive Financing Plan exit fee accrual and fair value of hedged debt	3,222,548,000	3,002,247,000
Current portion	125,076,000	41,959,000															3,771,000		6,069,000		6,123,000		10,369,000	10,369,000		11,250,000	11,250,000	2,406,000		6,279,000						17,727,000		6,076,000		6,966,000		5,438,000		11,401,000						20,340,000	20,340,000	6,180,000		4,681,000
Long-term portion	3,097,472,000	2,960,288,000															683,029,000	663,300,000	93,931,000	57,200,000	28,877,000	35,000,000	28,942,000	39,310,000		68,109,000	79,359,000	177,594,000	180,000,000	150,521,000	156,800,000			658,160,000	664,325,000	106,023,000	70,250,000	215,024,000	221,100,000	246,234,000	253,200,000	31,662,000	37,100,000	287,099,000	298,500,000					162,720,000	183,060,000	77,720,000	16,780,000	75,319,000
Comprehensive Financing Plan exit fee accrued	4,354,000	1,592,000
Fair value hedged debt	2,154,000	3,412,000
Hyundai Samho Vendor Financing
Balance at the end of the period															179,142,000	65,145,000
Current portion	57,388,000	10,857,000													57,388,000	10,857,000
Long-term portion	121,754,000	54,288,000													121,754,000	54,288,000
Payment due by period ended
2013	125,076,000		104,089,000	20,987,000										62,130,667	57,388,000
2014	159,144,000		133,769,000	25,375,000										91,809,772	57,388,000
2015	193,028,000		155,317,000	37,711,000										113,358,679	46,530,000
2016	354,100,000		183,173,000	170,927,000										143,379,164	17,836,000
2017	347,655,000		177,651,000	170,004,000										148,839,796
2018 and thereafter	2,037,037,000		330,338,000	157,227,000	1,549,472,000									227,438,867
Total long-term debt	3,216,040,000		1,084,337,000	582,231,000	1,549,472,000										179,142,000
Increase in interest rate margin (as a percent)																									0.005
New debt financing subject to bank agreement																																																							425,000,000
Variable rate basis													LIBOR																																				LIBOR
Interest rate added to variable rate basis (as a percent)									1.85%				1.85%																																				2.85%
Margin adjustment fee (as a percent)																																	1.55%
Margin adjustment fee settled in cash																																17,600,000
Cumulative waiver fees as a percentage of existing financing commitments												0.20%
Cumulative waiver fees paid										2,600,000
Amendment fee as a percentage of outstanding commitments											0.50%
Amendment fee accrued under other long-term liabilities											12,500,000																																					4,380,000
Percentage of amendment fee paid and deferred						40.00%	20.00%
Remaining percentage of amendment fee which is due for payment on December 31, 2014									40.00%
Commitment fee on undrawn committed debt designated for specific newbuildings (as a percent)								0.25%					0.75%																																				1.14%
Amendment fee paid																																														3,160,000	1,220,000
Fee payable on failure in making payment with equity proceeds by December 31, 2013													10,000,000
Minimum aggregate amount to be repaid with equity proceeds under the New Credit Facilities													$ 150,000,000

Long-Term Debt (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Quarterly principal payments in fixed amounts
2013	$ 125,076,000
2014	159,144,000
2015	193,028,000
2016	354,100,000
2017	347,655,000
2018	2,037,037,000
Total long-term debt, fixed principal repayments	3,216,040,000
Period of early payment of fixed principal installments of which option is available	3 months
Accumulated unrestricted cash and cash equivalents used in determining amount of prepayment	50,000,000
Percentage of consolidated debt used in determining amount of prepayment	2.00%
Percentage of relevant budget upto which operating expenses and allocated general and administrative expenses per vessel cannot exceed	20.00%
Percentage of the first specified value of net equity proceeds equal to which additional prepayments are required	50.00%
Net equity proceeds used for determining additional prepayments	300,000,000
Net equity proceeds kept as condition to the Bank Agreement occurred in August 2010	200,000,000
Percentage of additional net equity proceeds equal to which additional prepayments are required to be made	25.00%
Minimum period considered for determining use of retained equity proceeds for prepayment	12 months
Voting interest owned in outstanding capital stock by Dr. Coustas and his family members, qualified for change of control (as a Percent)	0.33
Voting interest owned by any person or group in outstanding capital stock, qualified for change of control (as a percent)	20.00%
Percentage of actual free cash flow equal to variable payment and fixed principal payment until the earlier of May 15, 2015 and the maximum consolidated net leverage ratio	92.50%
Maximum consolidated net leverage ratio	6
Percentage of actual free cash flow equal to variable payment and fixed principal payment after May 15, 2015, until maturity	89.50%
Bank agreement | New Credit Facility
Quarterly principal payments in fixed amounts
2013	62,130,667
2014	91,809,772
2015	113,358,679
2016	143,379,164
2017	148,839,796
2018	227,438,867
Total long-term debt, fixed principal repayments	786,956,945
Bank agreement | New Credit Facility | February 15
Quarterly principal payments in fixed amounts
2014	22,722,970
2015	26,736,647
2016	30,972,971
2017	44,938,592
2018	34,152,011
Bank agreement | New Credit Facility | May 15
Quarterly principal payments in fixed amounts
2013	19,481,395
2014	21,942,530
2015	27,021,750
2016	36,278,082
2017	36,690,791
2018	37,585,306
Bank agreement | New Credit Facility | August 15
Quarterly principal payments in fixed amounts
2013	21,167,103
2014	22,490,232
2015	25,541,180
2016	32,275,598
2017	35,338,304
2018	44,398,658
Bank agreement | New Credit Facility | November 15
Quarterly principal payments in fixed amounts
2013	21,482,169
2014	24,654,040
2015	34,059,102
2016	43,852,513
2017	31,872,109
2018	45,333,618
Bank agreement | New Credit Facility | December 31
Quarterly principal payments in fixed amounts
2018	$ 65,969,274

Long-Term Debt (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
KEXIM
Covenants and Events of Default
Collateral coverage covenant (as a percent)	130.00%
Bank agreement
Covenants and Events of Default
Number of vessels collateralizing new credit facilities	9
Ratio of market value of vessels collateralizing the credit facilities, plus net realizable value of additional collateral, to aggregate debt outstanding (as a percent)	100.00%
Period for which a ratio of consolidated indebtedness to consolidated EBITDA is required to be maintained under financial covenants	12 months
Period for which a ratio of consolidated EBITDA to net interest expense is required to be maintained under financial covenants	12 months
Period for which consolidated net leverage ratio is required to be maintained under financial covenants to pay cash dividends or repurchase shares	1 year
Period for which a ratio of aggregate market value of vessels to outstanding indebtedness is required to be maintained under financial covenants to pay cash dividends or repurchase shares	1 year
Bank agreement | Minimum
Covenants and Events of Default
Ratio of market value of vessels, on a charter-inclusive basis, plus net realizable value of additional collateral to consolidated total debt (as a percent)	90.00%
Free consolidated unrestricted cash and cash equivalents required to be maintained for each calendar quarter excluding current year	30
Free consolidated unrestricted cash and cash equivalents for current year	20
Ratio of consolidated EBITDA to net interest expense	1.5
Ratio of consolidated EBITDA to net interest expense after gradual increase	2.8
Consolidated market value of adjusted net worth	400
Required duration of vessel's charter at the time of valuation	12 months
Ratio of aggregate market value of vessels to outstanding indebtedness required to pay cash dividends or repurchase shares (as a percent)	1.25
Bank agreement | Maximum
Covenants and Events of Default
Ratio of market value of vessels, on a charter-inclusive basis, plus net realizable value of additional collateral to consolidated total debt (as a percent)	130.00%
Percentage of non-recurring items excluded from calculation of EBITDA, based on EBITDA calculated in the manner as prescribed	5.00%
Ratio of consolidated total debt less unrestricted cash and cash equivalents to consolidated EBITDA	12
Ratio of consolidated total debt less unrestricted cash and cash equivalents to consolidated EBITDA	4.75
Consolidated net leverage ratio to pay cash dividends or repurchase shares	6

Long-Term Debt (Details 4) (USD $) In Millions, unless otherwise specified	1 Months Ended		6 Months Ended	12 Months Ended													12 Months Ended		12 Months Ended
	Jan. 31, 2011 New Credit Facilities	Aug. 31, 2010 New Credit Facilities	Jan. 31, 2011 New Credit Facilities	Dec. 31, 2012 New Credit Facilities	Dec. 31, 2012 Hyundai Samho vendor financing item	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank	Dec. 31, 2012 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Dec. 31, 2012 RBS New Credit Facilities	Jan. 24, 2011 RBS New Credit Facilities	Dec. 31, 2008 ABN Amro and lenders	Jan. 24, 2011 ABN Amro and lenders New Credit Facilities	Dec. 31, 2012 Club Facility New Credit Facilities	Jan. 24, 2011 Club Facility New Credit Facilities	Dec. 31, 2012 Citibank and Eurobank New Credit Facilities	Jan. 24, 2011 Citibank and Eurobank New Credit Facilities	Dec. 31, 2012 Sinosure CEXIM	Feb. 21, 2011 Sinosure CEXIM item	Dec. 31, 2012 Sinosure CEXIM Minimum	Dec. 31, 2012 Sinosure CEXIM Maximum	Feb. 21, 2011 Sinosure CEXIM Maximum	Dec. 31, 2012 Sinosure CEXIM New Credit Facilities
New term loan credit facilities
Maximum borrowing capacity under credit facility					$ 190			$ 123.8		$ 100	$ 253.2	$ 37.1		$ 83.9		$ 80		$ 203.4
Principal commitment already drawn				424.8		23.75	123.8		100				83.9		80		183.1					183.1
Variable rate basis				LIBOR													LIBOR
Interest rate margin (as a percent)				1.85%													2.85%
Interest rate margin if outstanding indebtedness exceeds $276 million (as a percent)				2.50%
Minimum outstanding indebtedness under credit facility for interest rate margin to be 2.50%				276
Interest rate margin if outstanding indebtedness exceeds $326 million (as a percent)				3.00%
Minimum outstanding indebtedness under credit facility for interest rate margin to be 3.00%				326
Interest rate margin if outstanding indebtedness exceeds $376 million (as a percent)				3.50%
Minimum outstanding indebtedness under credit facility for interest rate margin to be 3.50%				376
Arrangement fee (as a percent)			2.00%
Arrangement fee paid	5.2	3.3	8.5														4
Fee payable on failure in making payment with equity proceeds by December 31, 2013				10
Minimum aggregate amount to be repaid with equity proceeds under the New Credit Facilities				150
Number of tranches which comprise the credit facility																		3
Amount of each tranche, which comprises the credit facility, option one																					67.8
Amount of each tranche equal to a percentage of contract price for newbuilding vessels securing such tranche																		60.00%
Commitment fee payable (as a percent)				0.75%													1.14%
Flat fee paid for participation of lender																	8.8
Period of repayment of principal in semi-annual installments																	10 years
Ratio of total net debt to adjusted total consolidated assets (as a percent)																				70.00%
Ratio of market value of vessel collateralizing a tranche of facility to debt outstanding under such tranche (as a percent)																			125.00%
Free consolidated unrestricted cash and cash equivalents, option one																			30
Percentage of consolidated total debt equal to which free consolidated unrestricted cash and cash equivalents are to be maintained, option two																			2.00%
Period for which a ratio of consolidated EBITDA to net interest expense is required to be maintained under financial covenants																	12 months
Ratio of consolidated EBITDA to net interest expense																			2.5
Consolidated market value of adjusted net worth																			$ 400
Required duration of vessel's charter at the time of valuation																			6 months
Consolidated net leverage ratio to pay cash dividends or repurchase shares																				6
Number of consecutive quarters for which consolidated net leverage ratio is required to be maintained under financial covenants to pay cash dividends or repurchase shares																	1 year
Ratio of aggregate market value of vessels to outstanding indebtedness required to pay cash dividends or repurchase shares (as a percent)																			1.25
Number of consecutive quarters for which a ratio of aggregate market value of vessels to outstanding indebtedness is required to be maintained under financial covenants to pay cash dividends or repurchase shares																	1 year
Number of newbuilding containerships financed					8
Fixed interest rate (as a percent)					8.00%
Number of consecutive semi-annual installments in case of three newbuilding vessels					6
Number of newbuilding vessels for which principal is to be repaid in six consecutive semi-annual installments					3
Period of commencement of repayment of principal, in case of three newbuilding vessels					1 year 6 months
Number of consecutive semi-annual installments in case of five newbuilding vessels					7
Period of commencement of repayment of principal, in case of five newbuilding vessels					1 year
Number of newbuilding vessels for which principal is to be repaid in seven consecutive semi-annual installments					5

Long-Term Debt (Details 5) (USD $)	12 Months Ended														12 Months Ended																12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 New Credit Facilities	Dec. 31, 2012 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2012 The Royal Bank of Scotland New Credit Facilities	Jan. 24, 2011 The Royal Bank of Scotland New Credit Facilities	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank	Dec. 31, 2012 Aegean Baltic Bank HSH Nordbank Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2012 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Dec. 31, 2012 Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2012 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2012 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2008 ABN Amro Lloyds TSB National Bank of Greece item	Dec. 31, 2012 ABN Amro Lloyds TSB National Bank of Greece Previously Existing Credit Facilities	Jan. 24, 2011 ABN Amro Lloyds TSB National Bank of Greece New Credit Facilities	Dec. 31, 2012 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2012 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2012 KEXIM Previously Existing Credit Facilities	Dec. 31, 2012 KEXIM ABN Amro Previously Existing Credit Facilities	Dec. 31, 2012 ABN Amro Club Facility New Credit Facilities	Dec. 31, 2012 Club Facility New Credit Facilities	Jan. 24, 2011 Club Facility New Credit Facilities	Dec. 31, 2012 Citi-Eurobank New Credit Facilities	Jan. 24, 2011 Citi-Eurobank New Credit Facilities	Dec. 31, 2012 Sinosure CEXIM-Citi-ABN Amro	Feb. 21, 2011 Sinosure CEXIM-Citi-ABN Amro	Dec. 31, 2012 Sinosure CEXIM-Citi-ABN Amro New Credit Facilities	Dec. 31, 2012 Hyundai Samho Vendor	Dec. 31, 2012 Investor Bank
Long-Term Debt.
Exit fee recognized in long-term debt, net of current portion	$ 4,354,000	$ 1,592,000
Credit Facilities Summary Table
Aggregate exit fee payable on the common maturity date				15,000,000
Additional exit fee payable if minimum specified amount is not repaid with equity proceeds				10,000,000
Minimum amount to be repaid in the aggregate with equity proceeds by specified date				150,000,000
Outstanding Principal Amount				424,800,000	686,800,000	100,000,000		23,750,000	658,200,000	123,800,000		156,800,000	180,000,000	221,100,000		253,200,000		298,500,000	35,000,000	39,300,000	79,300,000	37,100,000	83,900,000		80,000,000		183,100,000		183,100,000	179,100,000
Maximum borrowing capacity under credit facility							100,000,000				123,800,000				253,200,000		37,100,000							83,900,000		80,000,000		203,400,000
Number of subsidiary which issued put option in respect of preference shares															4
Net assets
Net income	(105,204,000)	13,437,000	(102,341,000)
Weighted average interest rate on long-term borrowings (as a percent)	2.70%	2.50%	2.70%
Interest paid	90,000,000	78,400,000	60,400,000
Interest cost incurred	91,000,000	71,200,000	65,000,000
Interest expense recognized	87,340,000	55,124,000	41,158,000
Interest capitalized	$ 3,700,000	$ 16,100,000	$ 23,800,000

Related Party Transactions (Details) (USD $)	0 Months Ended			12 Months Ended
	Dec. 15, 2012	Jan. 02, 2012	Feb. 08, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions
Monthly advances on account of the vessels' operating expenses				$ 12,664,000	$ 9,128,000
Manager
Related Party Transactions
Adjusted management fees per day for commercial, chartering and administrative services			675
Adjusted management fees per vessel per day for vessels on bareboat charter			340
Adjusted management fees per vessel per day for vessels on time charter			675
Flat management fees per newbuilding vessel for the supervision of newbuilding contracts			725,000
Management commission on gross freight, charter hire, ballast bonus and demurrage before adjustment (as a percent)	0.75%
Adjusted management commission on gross freight, charter hire, ballast bonus and demurrage (as a percent)		1.00%
Management commission based on the contract price of any vessel bought or sold (excluding newbuildings) (as a percent)		0.50%
Management fees incurred shown under "General and administrative expenses"				15,500,000	13,500,000	11,400,000
Management commissions incurred shown under "Voyage expenses"				5,900,000	3,400,000	2,600,000
Monthly advances on account of the vessels' operating expenses				12,700,000	9,100,000
The Swedish Club
Related Party Transactions
Premiums paid				$ 10,400,000	$ 8,700,000	$ 7,300,000

Financial Instruments (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 item
Cash Flow Interest Rate Swap Hedges
Amount reclassified from accumulated other comprehensive loss to comprehensive income					$ (4,200,000)
Effect of cash flow interest rate swap hedges on results
Unrealized gains/(losses)			(739,000)	10,537,000	(48,406,000)
Unrealized and realized losses on interest rate swaps			(155,173,000)	(121,379,000)	(137,181,000)
Cash Flow Hedges | Interest rate swap contracts
Cash Flow Interest Rate Swap Hedges
Fair value change of interest rate swaps		40,500,000
Fair Value	(307,048,000)		(307,048,000)	(412,452,000)
Hedge ineffectiveness gains		1,800,000	1,800,000	19,700,000	(600,000)
Unrealized gains (loss) related to fair value changes (not qualifying for hedge accounting)	62,700,000	2,200,000
Unrealized losses reclassified from accumulated OCI into earnings		67,700,000
Deferred realized losses reclassified from accumulated OCI into income				(200,000)	(8,600,000)
Change in fair value			105,400,000	19,500,000
Effect of cash flow interest rate swap hedges on results
Total realized losses			(159,700,000)	(163,800,000)	(129,400,000)
Realized losses deferred in Other Comprehensive Loss			7,000,000	31,300,000	38,500,000
Realized losses expensed in consolidated statements of comprehensive income			(152,700,000)	(132,500,000)	(90,900,000)
Amortization of deferred realized losses			(3,500,000)	(1,600,000)	(500,000)
Unrealized gains/(losses)			(900,000)	9,200,000	(45,700,000)
Accelerated amortization of deferred realized losses					(4,200,000)
Unrealized and realized losses on interest rate swaps			(157,100,000)	(124,900,000)	(141,300,000)
Number of new buildings cancelled which resulted in over-hedging position					3
Realized losses attributable to over-hedging position			19,000,000	38,900,000	28,800,000
Designated as hedging instruments | RBS | Interest rate swap contracts | 5.07% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(20,759,000)		(20,759,000)	(26,764,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.922% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.92%		4.92%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(11,253,000)		(11,253,000)	(18,532,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.855% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.86%		4.86%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(4,172,000)		(4,172,000)	(7,923,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.875% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.88%		4.88%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(4,190,000)		(4,190,000)	(7,962,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.78% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.78%		4.78%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(4,103,000)		(4,103,000)	(7,779,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.745% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	500,000,000		500,000,000
Fixed Rate (Danaos pays) (as a percent)	4.75%		4.75%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value				(17,277,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 4.9775% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.98%		4.98%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(15,882,000)		(15,882,000)	(22,604,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 5.07% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(13,424,000)		(13,424,000)	(15,664,000)
Designated as hedging instruments | RBS | Interest rate swap contracts | 5.12% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.12%		5.12%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(13,523,000)		(13,523,000)	(15,826,000)
Designated as hedging instruments | HSH Nordbank | Interest rate swap contracts | 4.855% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	400,000,000		400,000,000
Fixed Rate (Danaos pays) (as a percent)	4.86%		4.86%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(34,952,000)		(34,952,000)	(47,139,000)
Designated as hedging instruments | CITI | Interest rate swap contracts | 5.124% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.12%		5.12%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(21,792,000)		(21,792,000)	(27,730,000)
Designated as hedging instruments | CITI | Interest rate swap contracts | 5.1775% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.18%		5.18%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(22,116,000)		(22,116,000)	(28,143,000)
Designated as hedging instruments | CITI | Interest rate swap contracts | 4.9975% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	5.00%		5.00%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(21,241,000)		(21,241,000)	(29,468,000)
Designated as hedging instruments | CITI | Interest rate swap contracts | 5.1% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	5.10%		5.10%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(33,273,000)		(33,273,000)	(39,092,000)
Designated as hedging instruments | CITI | Interest rate swap contracts | 4.98% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.98%		4.98%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(13,243,000)		(13,243,000)	(15,370,000)
Designated as hedging instruments | Eurobank | Interest rate swap contracts | 4.8125% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.81%		4.81%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(25,725,000)		(25,725,000)	(29,584,000)
Not designated as hedging instruments | Interest rate swap contracts
Cash Flow Interest Rate Swap Hedges
Unrealized gains (loss) related to fair value changes (not qualifying for hedge accounting)			64,900,000	(10,300,000)	(36,500,000)
Not designated as hedging instruments | CITI | Interest rate swap contracts | 4.695% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.70%		4.70%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	(26,357,000)		(26,357,000)	(29,579,000)
Not designated as hedging instruments | Eurobank | Interest rate swap contracts | 4.755% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.76%		4.76%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value	$ (21,043,000)		$ (21,043,000)	$ (26,016,000)

Financial Instruments (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Interest Rate Swap Hedges
Fair value change of underlying hedged debt		$ (739,000)	$ 10,537,000	$ (48,406,000)
Effect of fair value interest rate swap hedges on results
Unrealized and realized losses on interest rate swaps		(155,173,000)	(121,379,000)	(137,181,000)
Fair Value Hedges | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair value change of interest rate swaps		(1,100,000)	(500,000)	700,000
Fair value change of underlying hedged debt	900,000		1,800,000	800,000
Related liability of fair value hedged debt		2,200,000	3,400,000
Net ineffectiveness gain	500,000		1,300,000	1,500,000
Effect of fair value interest rate swap hedges on results
Unrealized gains/(losses) on swap asset		(1,100,000)	(500,000)	700,000
Unrealized gains/(losses) on fair value of hedged debt		600,000	1,000,000	(200,000)
Amortization of fair value of hedged debt		300,000	800,000	1,000,000
Reclassification of fair value of hedged debt to Statement of Comprehensive Income		300,000
Realized gains		1,800,000	2,200,000	2,600,000
Unrealized and realized losses on interest rate swaps		1,900,000	3,500,000	4,100,000
Fair Value Hedges | RBS | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair Value		2,908,000	3,964,000
Fair Value Hedges | RBS | Interest rate swap contracts | Effective Date 12/15/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date		60,528,000
Fixed Rate (Danaos receives) (as a percent)		5.01%
Floating rate (Danaos pays)		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)		0.84%
Fair Value		1,390,000	1,917,000
Fair Value Hedges | RBS | Interest rate swap contracts | Effective Date 11/17/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date		62,342,000
Fixed Rate (Danaos receives) (as a percent)		5.01%
Floating rate (Danaos pays)		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)		0.86%
Fair Value		$ 1,518,000	$ 2,047,000

Financial Instruments (Details 3) (Recurring basis, Interest rate swap contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total
Assets
Fair value of assets	$ 2,908	$ 3,964
Liabilities
Fair value of liabilities	307,048	412,452
Significant Other Observable Inputs (Level 2)
Assets
Fair value of assets	2,908	3,964
Liabilities
Fair value of liabilities	$ 307,048	$ 412,452

Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments
Restricted cash	$ 2,821	$ 2,909
Due from related parties	12,664	9,128
Book Value
Financial Instruments
Cash and cash equivalents	55,628	51,362
Restricted cash	3,251	2,909
Accounts receivable, net	3,741	4,176
Due from related parties	12,664	9,128
Notes receivable from ZIM	33,899	23,538
Accounts payable	13,982	15,144
Accrued liabilities	32,894	36,117
Long-term debt, including current portion	3,222,548	3,002,247
Vendor financing, including current portion	179,142	65,145
Fair Value
Financial Instruments
Cash and cash equivalents	55,628	51,362
Restricted cash	3,251	2,909
Accounts receivable, net	3,741	4,176
Due from related parties	12,664	9,128
Notes receivable from ZIM	34,071	23,847
Accounts payable	13,982	15,144
Accrued liabilities	32,894	36,117
Long-term debt, including current portion	3,223,337	3,002,247
Vendor financing, including current portion	$ 179,500	$ 65,034

Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments not measured at fair value on a recurring basis
Accrued liabilities	$ 32,894	$ 36,117
Non-recurring basis | Total
Financial instruments not measured at fair value on a recurring basis
Notes receivable from ZIM	34,071	23,847
Long-term debt, including current portion	3,223,337	3,002,247
Vendor financing, including current portion	179,500	65,034
Accrued liabilities	32,894	36,117
Non-recurring basis | (Level II)
Financial instruments not measured at fair value on a recurring basis
Notes receivable from ZIM	34,071	23,847
Long-term debt, including current portion	3,223,337	3,002,247
Vendor financing, including current portion	179,500	65,034
Accrued liabilities	$ 32,894	$ 36,117

Financial Instruments (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Vessel item	Dec. 30, 2012 Carrying value Vessel	Dec. 31, 2012 Non-recurring basis Total Vessel	Dec. 31, 2012 Non-recurring basis (Level II) Vessel
Nonfinancial items measured at fair value on a non-recurring
Fair value of asset, net				$ 228,100,000	$ 98,500	$ 98,500
Impairment loss	$ 129,630,000	$ 71,509,000	$ 129,630,000
Number of vessels on which impairment loss is recorded			13

Operating Revenue (Details) (Operating revenue, Significant customers)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
HMM Korea
Operating Revenue
Percentage of operating revenue	24.00%	15.00%	19.00%
CMA CGM
Operating Revenue
Percentage of operating revenue	24.00%	17.00%	17.00%
Hanjin
Operating Revenue
Percentage of operating revenue	17.00%	18.00%
Hanjin | Maximum
Operating Revenue
Percentage of operating revenue			10.00%
YML
Operating Revenue
Percentage of operating revenue	10.00%	14.00%	17.00%
ZIM
Operating Revenue
Percentage of operating revenue		11.00%	14.00%
ZIM | Maximum
Operating Revenue
Percentage of operating revenue	10.00%
CSCL
Operating Revenue
Percentage of operating revenue		10.00%	13.00%
CSCL | Maximum
Operating Revenue
Percentage of operating revenue	10.00%

Operating Revenue by Geographic Location (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenue by Geographic Location
Revenue	$ 589,009	$ 468,101	$ 359,677
Australia-Asia
Operating Revenue by Geographic Location
Revenue	403,697	329,300	258,995
Europe
Operating Revenue by Geographic Location
Revenue	$ 185,312	$ 138,801	$ 100,682

Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Nov. 30, 2010 Derivative complaint item	Dec. 31, 2004 Structured finance transaction item	Dec. 31, 2007 Structured finance transaction Maximum	Dec. 31, 2012 Structured finance transaction Claim for indemnification GBP (£)
Commitments and Contingencies
Outstanding commitment amount	$ 482.5
Contingencies
Number of vessels in structured finance transaction entered by the entity			6
Number of vessels, then under construction, in structured finance transaction entered by the entity			2
Maximum indemnification percentage of resulting tax liabilities, plus tax gross-up payments in event Lloyds tax treatment of the transaction challenged by tax authorities				90.00%	90.00%
Maximum indemnification claim if the litigation of any tax assessment were not successful					72.8
Indemnification payment if the matter is resolved without litigation					£ 13
Number of members on board of directors named as defendants in complaint filed		7
Number of members on board of directors		8

Sale of Vessels (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended
	Apr. 30, 2012 Montreal (ex Hanjin Montreal)	Dec. 31, 2012 Montreal (ex Hanjin Montreal)	Apr. 27, 2012 Montreal (ex Hanjin Montreal)	Jan. 31, 2010 MSC Eagle	Dec. 31, 2009 MSC Eagle	Dec. 31, 2010 MSC Eagle	Jan. 22, 2010 MSC Eagle
Sale of Vessel
Net gain on sale		$ 0.8				$ 1.9
Net sale consideration			$ 5.6				$ 4.1
Life of disposed asset	28 years			30 years
Advance payment as security for the execution of the agreement, as percentage of sale consideration					50.00%

Stock Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended								3 Months Ended	12 Months Ended		0 Months Ended
	Dec. 12, 2012 Manager's employees	Dec. 31, 2011 Manager's employees	Jan. 31, 2013 2011 Stock Grants Manager's employees	Dec. 31, 2013 2011 Stock Grants Manager's employees	Dec. 31, 2012 2011 Stock Grants Manager's employees	Dec. 31, 2013 2012 Stock Grants Manager's employees	Dec. 31, 2011 Directors 2011 Stock Grants	Dec. 31, 2013 Directors 2012 Stock Grants	Dec. 31, 2012 Directors 2012 Stock Grants	Dec. 31, 2011 Directors 2012 Stock Grants	Dec. 31, 2012 First director receiving 50% of compensation in shares item	Mar. 31, 2012 Second director receiving 100% of compensation in shares item	Dec. 31, 2011 Third director receiving 50% of compensation in shares item	Dec. 31, 2011 Fourth director receiving 100% of compensation in shares item	Dec. 12, 2011 Executive officers	Dec. 12, 2011 Executive officers Restricted shares
Stockholders' Equity
Shares granted	35,101	18,650					22,200		13,613							555,000
Expenses representing fair value of the stock granted recognized in General and Administrative Expenses	$ 0.1	$ 0.1													$ 2
New shares of common stock issued to employees for services			559		18,041
New shares of common stock to be issued to employees of the Manager for services				50		35,101
Number of directors who elected to receive their compensation in shares											1	1	1	1
Percentage of compensation elected to be received in shares											50.00%	100.00%	50.00%	100.00%
New shares of common stock distributed to directors								13,613
Amount reported in Additional Paid-in Capital									$ 0.05	$ 0.1

Stockholders' Equity (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	May 23, 2011	Apr. 01, 2011	Mar. 29, 2011	Mar. 17, 2011	Sep. 18, 2009	Dec. 31, 2012 Manager's employees, directors and employees of the Company	Dec. 31, 2011 Manager's employees, directors and employees of the Company	Dec. 31, 2011 Manager's employees, directors and executive officers of the Company
Stockholders' Equity
Shares issued	109,604,040	109,563,799
Shares outstanding	109,604,040	109,563,799
Authorized capital stock, common stock (in shares)	750,000,000	750,000,000					750,000,000
Authorized capital stock, par value of common stock (in dollars per share)	$ 0.01	$ 0.01					$ 0.01
Authorized capital stock, preferred stock (in shares)	100,000,000	100,000,000					100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share)	$ 0.01	$ 0.01					$ 0.01
Stockholders' Equity
Shares issued during period									952,878
Newly issued shares								40,241	952,244
Treasury shares issued										634
Maximum consolidated net leverage ratio set as condition for payment of cash dividends and repurchase of shares	6
Number of consecutive quarters considered for calculation of consolidated net leverage ratio	4
Ratio of aggregate market value of vessels to outstanding indebtedness	1.25
Number of consecutive quarters considered for calculation of ratio of aggregate market value of vessels to outstanding indebtedness	4
Number of warrants issued for no additional consideration to its existing lenders		15,000,000	74,870	3,711,417		11,213,713
Exercise price of warrant (in dollars per share)		$ 7	$ 7	$ 7	$ 7
Warrants registered for resale under the Securities Act (in shares)		8,044,176

(Loss)/Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net (loss)/income	$ (105,204)	$ 13,437	$ (102,341)
Denominator (number of shares):
Basic weighted average common shares outstanding	109,612,737	109,045,468	75,435,716

Impairment Loss (Details) (USD $)	0 Months Ended	12 Months Ended
	Mar. 31, 2010 item	Dec. 31, 2012	Dec. 31, 2010
Impairment Loss
Impairment loss		$ 129,630,000	$ 71,509,000
Number of newbuilding containerships to be cancelled by entering into an agreement	3
TEU of newbuilding containerships to be cancelled	6,500
Impairment loss	71,500,000
Cash advances paid to the shipyard	64,350,000
Interest capitalized and other predelivery capital expenditures paid in relation to the construction of newbuildings	7,160,000
Vessel
Impairment Loss
Impairment loss		$ 129,630,000
Number of vessels on which impairment loss is recorded		13

Other income/(expenses), net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 25, 2010 item
Other income/(expenses), net
Other income/(expenses), net	$ 811,000	$ (1,986,000)	$ (5,070,000)
Legal and advisory expenses		(2,300,000)	(18,000,000)
Income in relation to other non-operating items		300,000
Other non-operating income from agreement entered into with charterer of newbuildings			$ 12,600,000
Number of newbuildings cancelled of which charterers, company entered into an agreement				3

Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				2 Months Ended	10 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Manager's employees, directors and employees of the Company	Dec. 31, 2011 Manager's employees, directors and employees of the Company	Feb. 28, 2013 Subsequent event Manager's employees, directors and employees of the Company	Dec. 31, 2013 Subsequent event Manager's employees, directors and employees of the Company	Dec. 31, 2013 Subsequent event Manager's employees, directors and employees of the Company 2011 Stock Grants	Dec. 31, 2013 Subsequent event Manager's employees, directors and employees of the Company 2012 Stock Grants	Feb. 13, 2013 Subsequent event Independence	Dec. 31, 2012 Subsequent event Independence	Feb. 08, 2013 Subsequent event Henry
Subsequent events
Gross sale consideration	$ 5,635	$ 1,764							$ 7,000		$ 6,100
Age of property, plant and equipment										26 years
Newly issued shares to the employees of the Manager and the directors of the company			40,241	952,244	14,172	35,151
New shares of common stock to be issued to employees of the Manager for services								35,101
Shares granted							50